Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years

PROSPECTUS

April 30, 2003

INSTITUTIONAL SHARES

A mutual fund seeking to provide current income by investing in a portfolio of short-term U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 7

What Do Shares Cost? 8

How is the Fund Sold? 8

How to Purchase Shares 9

How to Redeem and Exchange Shares 10

Account and Share Information 13

Who Manages the Fund? 14

Financial Information 15

Report of Ernst & Young LLP, Independent Auditors 28

Board of Trustees and Fund Officers 29

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified, short-term portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund maintains a dollar-weighted average portfolio duration that is within 20% of the weighted average portfolio duration of the Merrill Lynch 1-3 Year Treasury Index. This index includes U.S. Treasury securities with maturities greater than or equal to one year and less than three years.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns is changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of Fund Shares.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.49%.

Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 3.03% (quarter ended March 31, 1995). Its lowest quarterly return was (0.35)% (quarter ended March 31, 1994).

Average Annual Total Return Table

Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 1 Year Treasury Note Index (ML1T), the Merrill Lynch 2 Year Treasury Note Index (ML2T), and the Merrill Lynch 1-3 Year Treasury Index (ML1-3T), broad-based market indexes, and the Lipper Short U.S. Government Funds Average (LSUSGFA), an average of funds with similar investment objectives. Please see "What are the Fund's Investment Strategies?" for definition of the ML1-3T. Total returns for the indexes and average shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	4.46%	5.56%	5.30%
Return After Taxes on Distributions[1]	3.24%	3.67%	3.33%
Return After Taxes on Distributions and Sale of Fund Shares[1]	2.72%	3.51%	3.25%
ML1T	3.28%	5.55%	5.31%
ML2T	6.87%	6.14%	5.84%
ML1-3T	5.76%	6.40%	6.04%
LSUSGFA	5.29%	5.56%	5.41%

1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1 -- 3 YEARS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.81%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 28, 2003.

Total Waiver of Fund Expenses	0.27%
Total Actual Annual Fund Operating Expenses (after waivers)	0.54%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the fund (after the voluntary waiver) was 0.14% for the fiscal year ended February 28, 2003.

3 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.24% for the fiscal year ended February 28, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 83

3 Years	$ 259

5 Years	$ 450

10 Years	$1,002

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund's Adviser actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the Adviser's interest rate outlook.

The Adviser manages the Fund's interest rate risk by limiting the dollar-weighted average duration of its portfolio securities. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. As a matter of investment policy, under normal market conditions, the Adviser limits the average duration of the portfolio to within 20% of the duration of the Merrill Lynch 1-3 Year Treasury Index (Index). This Index includes all U.S. Treasury notes and bonds with maturities of one year or greater and less than three years. This policy should prevent the volatility of the Fund's Share price from significantly exceeding the average volatility of short-term U.S. Treasury securities.

The Adviser uses three principal methods to enhance the portfolio's returns as compared to the Index. First, the Adviser tries to extend the portfolio's average duration when it expects interest rates to fall and shorten the duration when it expects interest rates to rise. This method seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Second, in constructing a portfolio with a targeted average duration, the Adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less or in a different direction than shorter-term interest rates. As a general matter, the Adviser typically structures the portfolio in one of three ways:

  A "bulleted" portfolio structure consists primarily of securities with durations close to the portfolio's average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to increase.
  A "barbelled" portfolio structure consists primarily of securities with durations above and below the average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to decrease.
  A "laddered" portfolio structure consists of securities with durations above, below and at the average duration. The Adviser may use this structure, for example, when it expects longer-term and shorter-term interest rates to change by approximately the same amount.

Third, the Adviser tries to obtain securities issued by agencies and instrumentalities of the United States that it expects to provide better returns than U.S. Treasury securities of comparable duration. The Adviser generally uses ongoing relative value analysis to compare current yield differences of securities to their historical and expected yield differences.

The Adviser's interest rate outlook is the most important factor in selecting the methods used to manage the Fund's portfolio. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

In selecting individual securities, the Adviser analyzes how the security should perform in response to expected interest rate changes as compared to other securities of comparable risk.

Because the Fund refers to U.S. government securities in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government securities.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

What are the Principal Securities in Which the Fund Invests?

The Fund invests in the following types of U.S. government securities:

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE).

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Due to the Fund's average duration policy, it is expected to have less interest rate risk than Federated U.S. Government Securities Fund: 2-5 Years, which has a longer average duration than the Fund. The Fund is expected, however, to have greater interest rate risk than a money market fund.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three Share classes: Institutional Shares, Institutional Service Shares, and Class Y Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged; and
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

Susan M. Nason

Susan M. Nason has been the Fund's Portfolio Manager since September 1991. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

Robert J. Ostrowski

Robert J. Ostrowski has been the Fund's Portfolio Manager since September 1997. Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He currently serves as a Senior Portfolio Manager and as Co-head of the High Grade Corporate and Government Investment groups. He has been a Senior Vice President of the Fund's Adviser since 1997 and served as a Vice President of the Fund's Adviser from 1996 to 1997. Prior to that, Mr. Ostrowski served as a Vice President of a Federated advisory subsidiary from 1993 to 1996. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, Independent Auditors, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 28.

Year Ended February 28 or 29	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.70	$10.53	$10.28	$10.44	$10.41
Income From Investment Operations:
Net investment income	0.31	0.46	0.60	0.50	0.50
Net realized and unrealized gain (loss) on investments	0.12	0.17	0.25	(0.16)	0.03

TOTAL FROM INVESTMENT OPERATIONS	0.43	0.63	0.85	0.34	0.53

Less Distributions:
Distributions from net investment income	(0.31)	(0.46)	(0.60)	(0.50)	(0.50)

Net Asset Value, End of Period	$10.82	$10.70	$10.53	$10.28	$10.44

Total Return[1]	4.10%	6.07%	8.51%	3.29%	5.19%

Ratios to Average Net Assets:

Expenses	0.54%	0.54%	0.54%	0.54%	0.54%

Net investment income	2.88%	4.34%	5.76%	4.81%	4.78%

Expense waiver/reimbursement[2]	0.27%	0.27%	0.25%	0.28%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$456,096	$365,090	$399,582	$461,506	$591,317

Portfolio turnover	76%	99%	129%	171%	207%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

February 28, 2003

Principal Amount		Value
	U.S. TREASURY NOTES--73.9%
$10,000,000	4.250%, 11/15/2003	$10,210,200
15,000,000	3.000%, 11/30/2003	15,200,400
27,000,000	3.250%, 12/31/2003	27,453,600
52,000,000	3.000%, 1/31/2004	52,840,840
15,000,000	4.750%, 2/15/2004	15,505,050
15,000,000	3.625%, 3/31/2004	15,379,650
26,000,000	3.375%, 4/30/2004	26,629,720
17,000,000	3.250%, 5/31/2004	17,411,740
32,000,000	2.875%, 6/30/2004	32,664,960
45,000,000	2.250%, 7/31/2004	45,583,650
26,000,000	2.125%, 8/31/2004	26,296,660
25,000,000	1.875%, 9/30/2004	25,191,500
15,000,000	2.125%, 10/31/2004	15,180,450
25,000,000	7.875%, 11/15/2004	27,726,500
15,000,000	2.000%, 11/30/2004	15,150,000
47,000,000	1.625%, 1/31/2005	47,117,500
15,000,000	1.500%, 2/28/2005	14,990,700
23,000,000	4.625%, 5/15/2006	24,836,320
14,860,820	3.375%, 1/15/2007	16,467,720

	TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $465,647,230)	471,837,160

	U.S. GOVERNMENT AGENCIES--22.4%
	Federal Home Loan Bank--17.0%
28,500,000	6.875%, 8/15/2003	29,229,030
13,000,000	5.250%, 2/13/2004	13,490,490
26,000,000	4.875%, 4/16/2004	27,018,940
10,000,000	4.750%, 6/28/2004	10,441,700
12,000,000	3.875%, 12/15/2004	12,483,240
15,000,000	4.375%, 2/15/2005	15,784,950

	TOTAL	108,448,350

Principal Amount or Shares		Value
	U.S. GOVERNMENT AGENCIES--continued
	Federal National Mortgage Association--5.4%
$10,000,000	3.000%, 7/29/2004	$10,062,700
23,000,000	6.500%, 8/15/2004	24,677,160

	TOTAL	34,739,860

	TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $139,469,127)	143,188,210

	MUTUAL FUND--3.5%
22,044,418	Government Obligations Fund (at net asset value)	22,044,418

	TOTAL INVESTMENTS (IDENTIFIED COST $627,160,775)[1]	$637,069,788

1 The cost of investments for federal tax purposes amounts to $627,160,775.

Note: The categories of investments are shown as a percentage of net assets ($638,241,027) at February 28, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2003

Assets:
Total investments in securities, at value (identified cost $627,160,775)		$637,069,788
Income receivable		3,714,122
Receivable for investments sold		20,855,195
Receivable for shares sold		2,724,728

TOTAL ASSETS		664,363,833

Liabilities:
Payable for investments purchased	$25,132,206
Payable for shares redeemed	501,547
Income distribution payable	354,592
Accrued expenses	134,461

TOTAL LIABILITIES		26,122,806

Net assets for 58,994,777 shares outstanding		$638,241,027

Net Assets Consist of:
Paid in capital		$633,271,773
Net unrealized appreciation of investments		9,909,013
Accumulated net realized loss on investments		(4,937,870)
Distributions in excess of net investment income		(1,889)

TOTAL NET ASSETS		$638,241,027

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$456,095,912 ÷ 42,158,116 shares outstanding		$10.82

Institutional Service Shares:
$82,109,240 ÷ 7,589,874 shares outstanding		$10.82

Class Y Shares:
$100,035,875 ÷ 9,246,787 shares outstanding		$10.82

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended February 28, 2003

Investment Income:
Interest (including income on securities loaned of $37,875)			$19,025,713

Expenses:
Investment adviser fee		$2,220,846
Administrative personnel and services fee		417,519
Custodian fees		27,821
Transfer and dividend disbursing agent fees and expenses		183,335
Directors'/Trustees' fees		14,683
Auditing fees		14,436
Legal fees		4,442
Portfolio accounting fees		138,371
Distribution services fee--Institutional Service Shares		212,220
Shareholder services fee--Institutional Shares		957,539
Shareholder services fee--Institutional Service Shares		212,220
Share registration costs		63,292
Printing and postage		34,855
Insurance premiums		1,110
Miscellaneous		17,151

TOTAL EXPENSES		4,519,840

Waivers and Reimbursement:
Waiver of investment adviser fee	$(1,380,533)
Waiver of shareholder services fee--Institutional Shares	(38,301)
Waiver of shareholder services fee--Institutional Service Shares	(8,489)
Waiver of transfer and dividend disbursing agent fees and expenses	(12,579)
Reimbursement of investment adviser fee	(51,908)

TOTAL WAIVERS AND REIMBURSEMENT		(1,491,810)

Net expenses			3,028,030

Net investment income			15,997,683

Realized and Unrealized Gain on Investments:
Net realized gain on investments			5,248,065
Net change in unrealized appreciation of investments			857,424

Net realized and unrealized gain on investments			6,105,489

Change in net assets resulting from operations			$22,103,172

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended February 28	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,997,683	$20,552,636
Net realized gain on investments	5,248,065	5,956,821
Net change in unrealized appreciation of investments	857,424	1,726,061

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,103,172	28,235,518

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(11,048,199)	(16,533,876)
Institutional Service Shares	(2,231,289)	(2,378,917)
Class Y Shares	(2,723,518)	(1,641,755)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,003,006)	(20,554,548)

Share Transactions:
Proceeds from sale of shares	456,126,192	293,240,869
Net asset value of shares issued to shareholders in payment of distributions declared	11,515,677	13,883,830
Cost of shares redeemed	(342,472,992)	(262,649,021)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	125,168,877	44,475,678

Change in net assets	131,269,043	52,156,648

Net Assets:
Beginning of period	506,971,984	454,815,336

End of period (including (distributions in excess of) undistributed net investment income of $(1,889) and $3,434, respectively)	$638,241,027	$506,971,984

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2003

ORGANIZATION

Federated U.S. Government Securities Fund: 1-3 Years (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class Y Shares. The investment objective of the Fund is to provide current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end, regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of February 28, 2003, the Fund had no securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in capital stock were as follows:

Year Ended February 28	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	21,285,715	$229,370,553	13,028,745	$138,446,518
Shares issued to shareholders in payment of distributions declared	634,775	6,830,479	962,189	10,221,970
Shares redeemed	(13,894,337)	(149,356,846)	(17,823,738)	(189,282,465)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,026,153	$86,844,186	(3,832,804)	$(40,613,977)

Year Ended February 28	2003		2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	12,280,209	$132,135,249	4,940,228	$52,638,339
Shares issued to shareholders in payment of distributions declared	182,167	1,961,548	190,011	2,020,095
Shares redeemed	(11,102,793)	(119,610,602)	(4,147,773)	(44,226,955)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,359,583	$14,486,195	982,466	$10,431,479

	Year Ended 2/28/2003		Period Ended 2/28/2002[1]
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	8,789,846	$94,620,390	9,604,097	$102,156,012
Shares issued to shareholders in payment of distributions declared	253,072	2,723,650	153,377	1,641,765
Shares redeemed	(6,830,233)	(73,505,544)	(2,723,372)	(29,139,601)

NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	2,212,685	$23,838,496	7,034,102	$74,658,176

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	11,598,421	125,168,877	4,183,764	$44,475,678

1 For the period from August 1, 2001 (date of initial public investment) to February 28, 2002.

FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended February 28, 2003 and 2002, was as follows:

	2003	2002
Ordinary income[1]	$16,003,006	$20,554,548

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of February 28, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 352,703

Unrealized appreciation	$9,909,013

Capital loss carryforward	$ 4,937,870

At February 28, 2003, the cost of investments for federal tax purposes was $627,160,775. The net unrealized appreciation of investments for federal tax purposes was $9,909,013. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,909,175 and net unrealized depreciation from investments for those securities having an excess of cost over value of $162.

At February 28, 2003, the Fund had a capital loss carryforward which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$2,364,261

2009	$2,573,609

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Government Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of long-term U.S. government securities for the year ended February 28, 2003, were as follows:

Purchases	$523,135,121

Sales	$405,415,636

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended February 28, 2003, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated U.S. Government Securities Fund: 1-3 Years (the "Fund"), as of February 28, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2003 by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated U.S. Government Securities Fund: 1-3 Years at February 28, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Ernst & Young LLP

Boston, Massachusetts
April 14, 2003

Board of Trustees and Fund Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 140 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; CCMI Funds--two portfolios; Regions Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request , by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1984	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: July 1999

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 VICE PRESIDENT	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Susan M. Nason Birth Date: August 29, 1961 VICE PRESIDENT

Susan M. Nason has been the Fund's Portfolio Manager since September 1991. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

A Statement of Additional Information (SAI) dated April 30, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-3947

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

Cusip 31428M100

8032806A-IS (4/03)

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years

PROSPECTUS

April 30, 2003

INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide current income by investing in a portfolio of short-term U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 7

What Do Shares Cost? 8

How is the Fund Sold? 8

How to Purchase Shares 9

How to Redeem and Exchange Shares 11

Account and Share Information 13

Who Manages the Fund? 14

Financial Information 15

Report of Ernst & Young LLP, Independent Auditors 28

Board of Trustees and Fund Officers 29

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified, short-term portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund maintains a dollar-weighted average portfolio duration that is within 20% of the weighted average portfolio duration of the Merrill Lynch 1-3 Year Treasury Index. This index includes U.S. Treasury securities with maturities greater than or equal to one year and less than three years.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns is changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of Fund Shares.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Service Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.43%.

Within the period shown in the bar chart, the Fund's Institutional Service Shares highest quarterly return was 2.97% (quarter ended March 31, 1995). Its lowest quarterly return was (0.41)% (quarter ended March 31, 1994).

Average Annual Total Return Table

Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Service Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 1 Year Treasury Note Index (ML1T), the Merrill Lynch 2 Year Treasury Note Index (ML2T), and the Merrill Lynch 1-3 Year Treasury Index (ML1-3T), broad-based market indexes, and the Lipper Short U.S. Government Funds Average (LSUSGFA), an average of funds with similar investment objectives. Please see "What are the Fund's Investment Strategies?" for definition of the ML1-3T. Total returns for the indexes and average shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

	1 Year	5 Years	10 Years
Fund:

Return Before Taxes	4.20%	5.30%	5.04%
Return After Taxes on Distributions[1]	3.08%	3.51%	3.17%
Return After Taxes on Distributions and Sale of Fund Shares[1]	2.57%	3.35%	3.10%
ML1T	3.28%	5.55%	5.31%
ML2T	6.87%	6.14%	5.84%
ML1-3T	5.76%	6.40%	6.04%
LSUSGFA	5.29%	5.56%	5.41%

1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1 -- 3 YEARS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	0.25%
Shareholder Services Fee[3]	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.06%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 28, 2003.

Total Waiver of Fund Expenses	0.27%
Total Actual Annual Fund Operating Expenses (after waivers)	0.79%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the fund (after the voluntary waiver) was 0.14% for the fiscal year ended February 28, 2003.

3 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.24% for the fiscal year ended February 28, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$108

3 Years	$337

5 Years	$585

10 Years	$1,294

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund's Adviser actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the Adviser's interest rate outlook.

The Adviser manages the Fund's interest rate risk by limiting the dollar- weighted average duration of its portfolio securities. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. As a matter of investment policy, under normal market conditions, the Adviser limits the average duration of the portfolio to within 20% of the duration of the Merrill Lynch 1-3 Year Treasury Index (Index). This Index includes all U.S. Treasury notes and bonds with maturities of one year or greater and less than three years. This policy should prevent the volatility of the Fund's Share price from significantly exceeding the average volatility of short-term U.S. Treasury securities.

The Adviser uses three principal methods to enhance the portfolio's returns as compared to the Index. First, the Adviser tries to extend the portfolio's average duration when it expects interest rates to fall and shorten the duration when it expects interest rates to rise. This method seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Second, in constructing a portfolio with a targeted average duration, the Adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less or in a different direction than shorter-term interest rates. As a general matter, the Adviser typically structures the portfolio in one of three ways:

  A "bulleted" portfolio structure consists primarily of securities with durations close to the portfolio's average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to increase.
  A "barbelled" portfolio structure consists primarily of securities with durations above and below the average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to decrease.
  A "laddered" portfolio structure consists of securities with durations above, below and at the average duration. The Adviser may use this structure, for example, when it expects longer-term and shorter-term interest rates to change by approximately the same amount.

Third, the Adviser tries to obtain securities issued by agencies and instrumentalities of the United States that it expects to provide better returns than U.S. Treasury securities of comparable duration. The Adviser generally uses ongoing relative value analysis to compare current yield differences of securities to their historical and expected yield differences.

The Adviser's interest rate outlook is the most important factor in selecting the methods used to manage the Fund's portfolio. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

In selecting individual securities, the Adviser analyzes how the security should perform in response to expected interest rate changes as compared to other securities of comparable risk.

Because the Fund refers to U.S. government securities in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government securities.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

What are the Principal Securities in Which the Fund Invests?

The Fund invests in the following types of U.S. government securities:

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE).

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Due to the Fund's average duration policy, it is expected to have less interest rate risk than Federated U.S. Government Securities Fund: 2-5 Years, which has a longer average duration than the Fund. The Fund is expected, however, to have greater interest rate risk than a money market fund.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three Share classes: Institutional Shares, Institutional Service Shares and Class Y Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

Susan M. Nason

Susan M. Nason has been the Fund's Portfolio Manager since September 1991. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

Robert J. Ostrowski

Robert J. Ostrowski has been the Fund's Portfolio Manager since September 1997. Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He currently serves as a Senior Portfolio Manager and as Co-head of the High Grade Corporate and Government Investment groups. He has been a Senior Vice President of the Fund's Adviser since 1997 and served as a Vice President of the Fund's Adviser from 1996 to 1997. Prior to that, Mr. Ostrowski served as a Vice President of a Federated advisory subsidiary from 1993 to 1996. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, Independent Auditors, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 28.

Year Ended February 28 or 29	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.70	$10.53	$10.28	$10.44	$10.41
Income From Investment Operations:
Net investment income	0.28	0.43	0.57	0.48	0.47
Net realized and unrealized gain (loss) on investments	0.13	0.17	0.25	(0.17)	0.03

TOTAL FROM INVESTMENT OPERATIONS	0.41	0.60	0.82	0.31	0.50

Less Distributions:
Distributions from net investment income	(0.29)	(0.43)	(0.57)	(0.47)	(0.47)

Net Asset Value, End of Period	$10.82	$10.70	$10.53	$10.28	$10.44

Total Return[1]	3.84%	5.81%	8.25%	3.03%	4.93%

Ratios to Average Net Assets:

Expenses	0.79%	0.79%	0.79%	0.79%	0.79%

Net investment income	2.63%	4.04%	5.55%	4.48%	4.50%

Expense waiver/reimbursement[2]	0.27%	0.27%	0.25%	0.28%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$82,109	$66,642	$55,233	$29,255	$50,527

Portfolio turnover	76%	99%	129%	171%	207%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

February 28, 2003

Principal Amount		Value
	U.S. TREASURY NOTES--73.9%
$10,000,000	4.250%, 11/15/2003	$10,210,200
15,000,000	3.000%, 11/30/2003	15,200,400
27,000,000	3.250%, 12/31/2003	27,453,600
52,000,000	3.000%, 1/31/2004	52,840,840
15,000,000	4.750%, 2/15/2004	15,505,050
15,000,000	3.625%, 3/31/2004	15,379,650
26,000,000	3.375%, 4/30/2004	26,629,720
17,000,000	3.250%, 5/31/2004	17,411,740
32,000,000	2.875%, 6/30/2004	32,664,960
45,000,000	2.250%, 7/31/2004	45,583,650
26,000,000	2.125%, 8/31/2004	26,296,660
25,000,000	1.875%, 9/30/2004	25,191,500
15,000,000	2.125%, 10/31/2004	15,180,450
25,000,000	7.875%, 11/15/2004	27,726,500
15,000,000	2.000%, 11/30/2004	15,150,000
47,000,000	1.625%, 1/31/2005	47,117,500
15,000,000	1.500%, 2/28/2005	14,990,700
23,000,000	4.625%, 5/15/2006	24,836,320
14,860,820	3.375%, 1/15/2007	16,467,720

	TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $465,647,230)	471,837,160

	U.S. GOVERNMENT AGENCIES--22.4%
	Federal Home Loan Bank--17.0%
28,500,000	6.875%, 8/15/2003	29,229,030
13,000,000	5.250%, 2/13/2004	13,490,490
26,000,000	4.875%, 4/16/2004	27,018,940
10,000,000	4.750%, 6/28/2004	10,441,700
12,000,000	3.875%, 12/15/2004	12,483,240
15,000,000	4.375%, 2/15/2005	15,784,950

	TOTAL	108,448,350

Principal Amount or Shares		Value
	U.S. GOVERNMENT AGENCIES--continued
	Federal National Mortgage Association--5.4%
$10,000,000	3.000%, 7/29/2004	$10,062,700
23,000,000	6.500%, 8/15/2004	24,677,160

	TOTAL	34,739,860

	TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $139,469,127)	143,188,210

	MUTUAL FUND--3.5%
22,044,418	Government Obligations Fund (at net asset value)	22,044,418

	TOTAL INVESTMENTS (IDENTIFIED COST $627,160,775)[1]	$637,069,788

1 The cost of investments for federal tax purposes amounts to $627,160,775.

Note: The categories of investments are shown as a percentage of net assets ($638,241,027) at February 28, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2003

Assets:
Total investments in securities, at value (identified cost $627,160,775)		$637,069,788
Income receivable		3,714,122
Receivable for investments sold		20,855,195
Receivable for shares sold		2,724,728

TOTAL ASSETS		664,363,833

Liabilities:
Payable for investments purchased	$25,132,206
Payable for shares redeemed	501,547
Income distribution payable	354,592
Accrued expenses	134,461

TOTAL LIABILITIES		26,122,806

Net assets for 58,994,777 shares outstanding		$638,241,027

Net Assets Consist of:
Paid in capital		$633,271,773
Net unrealized appreciation of investments		9,909,013
Accumulated net realized loss on investments		(4,937,870)
Distributions in excess of net investment income		(1,889)

TOTAL NET ASSETS		$638,241,027

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$456,095,912 ÷ 42,158,116 shares outstanding		$10.82

Institutional Service Shares:
$82,109,240 ÷ 7,589,874 shares outstanding		$10.82

Class Y Shares:
$100,035,875 ÷ 9,246,787 shares outstanding		$10.82

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended February 28, 2003

Investment Income:
Interest (including income on securities loaned of $37,875)			$19,025,713

Expenses:
Investment adviser fee		$2,220,846
Administrative personnel and services fee		417,519
Custodian fees		27,821
Transfer and dividend disbursing agent fees and expenses		183,335
Directors'/Trustees' fees		14,683
Auditing fees		14,436
Legal fees		4,442
Portfolio accounting fees		138,371
Distribution services fee--Institutional Service Shares		212,220
Shareholder services fee--Institutional Shares		957,539
Shareholder services fee--Institutional Service Shares		212,220
Share registration costs		63,292
Printing and postage		34,855
Insurance premiums		1,110
Miscellaneous		17,151

TOTAL EXPENSES		4,519,840

Waivers and Reimbursement:
Waiver of investment adviser fee	$(1,380,533)
Waiver of shareholder services fee--Institutional Shares	(38,301)
Waiver of shareholder services fee--Institutional Service Shares	(8,489)
Waiver of transfer and dividend disbursing agent fees and expenses	(12,579)
Reimbursement of investment adviser fee	(51,908)

TOTAL WAIVERS AND REIMBURSEMENT		(1,491,810)

Net expenses			3,028,030

Net investment income			15,997,683

Realized and Unrealized Gain on Investments:
Net realized gain on investments			5,248,065
Net change in unrealized appreciation of investments			857,424

Net realized and unrealized gain on investments			6,105,489

Change in net assets resulting from operations			$22,103,172

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended February 28	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,997,683	$20,552,636
Net realized gain on investments	5,248,065	5,956,821
Net change in unrealized appreciation of investments	857,424	1,726,061

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,103,172	28,235,518

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(11,048,199)	(16,533,876)
Institutional Service Shares	(2,231,289)	(2,378,917)
Class Y Shares	(2,723,518)	(1,641,755)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,003,006)	(20,554,548)

Share Transactions:
Proceeds from sale of shares	456,126,192	293,240,869
Net asset value of shares issued to shareholders in payment of distributions declared	11,515,677	13,883,830
Cost of shares redeemed	(342,472,992)	(262,649,021)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	125,168,877	44,475,678

Change in net assets	131,269,043	52,156,648

Net Assets:
Beginning of period	506,971,984	454,815,336

End of period (including (distributions in excess of) undistributed net investment income of $(1,889) and $3,434, respectively)	$638,241,027	$506,971,984

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2003

ORGANIZATION

Federated U.S. Government Securities Fund: 1-3 Years (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class Y Shares. The investment objective of the Fund is to provide current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end, regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of February 28, 2003, the Fund had no securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in capital stock were as follows:

Year Ended February 28	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	21,285,715	$229,370,553	13,028,745	$138,446,518
Shares issued to shareholders in payment of distributions declared	634,775	6,830,479	962,189	10,221,970
Shares redeemed	(13,894,337)	(149,356,846)	(17,823,738)	(189,282,465)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,026,153	$86,844,186	(3,832,804)	$(40,613,977)

Year Ended February 28	2003		2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	12,280,209	$132,135,249	4,940,228	$52,638,339
Shares issued to shareholders in payment of distributions declared	182,167	1,961,548	190,011	2,020,095
Shares redeemed	(11,102,793)	(119,610,602)	(4,147,773)	(44,226,955)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,359,583	$14,486,195	982,466	$10,431,479

	Year Ended 2/28/2003		Period Ended 2/28/2002[1]
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	8,789,846	$94,620,390	9,604,097	$102,156,012
Shares issued to shareholders in payment of distributions declared	253,072	2,723,650	153,377	1,641,765
Shares redeemed	(6,830,233)	(73,505,544)	(2,723,372)	(29,139,601)

NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	2,212,685	$23,838,496	7,034,102	$74,658,176

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	11,598,421	125,168,877	4,183,764	$44,475,678

1 For the period from August 1, 2001 (date of initial public investment) to February 28, 2002.

FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended February 28, 2003 and 2002, was as follows:

	2003	2002
Ordinary income[1]	$16,003,006	$20,554,548

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of February 28, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 352,703

Unrealized appreciation	$9,909,013

Capital loss carryforward	$ 4,937,870

At February 28, 2003, the cost of investments for federal tax purposes was $627,160,775. The net unrealized appreciation of investments for federal tax purposes was $9,909,013. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,909,175 and net unrealized depreciation from investments for those securities having an excess of cost over value of $162.

At February 28, 2003, the Fund had a capital loss carryforward which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$2,364,261

2009	$2,573,609

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Government Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of long-term U.S. government securities for the year ended February 28, 2003, were as follows:

Purchases	$523,135,121

Sales	$405,415,636

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended February 28, 2003, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated U.S. Government Securities Fund: 1-3 Years (the "Fund"), as of February 28, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2003 by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated U.S. Government Securities Fund: 1-3 Years at February 28, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Ernst & Young LLP

Boston, Massachusetts
April 14, 2003

Board of Trustees and Fund Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 140 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; CCMI Funds--two portfolios; Regions Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1984	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: July 1999

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 VICE PRESIDENT	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Susan M. Nason Birth Date: August 29, 1961 VICE PRESIDENT

Susan M. Nason has been the Fund's Portfolio Manager since September 1991. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

A Statement of Additional Information (SAI) dated April 30, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-3947

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

Cusip 31428M209

8032806A-SS (4/03)

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
Statement of Additional Information

April 30, 2003

Institutional Shares
Institutional Service Shares

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI  in  conjunction  with  the  prospectuses  for   Institutional   Shares  and
Institutional  Service Shares of Federated U.S. Government  Securities Fund: 1-3
Years  (Fund),  dated April 30,  2003.  Obtain the  prospectuses  and the Annual
Report's  Management's  Discussion of Fund Performance without charge by calling
1-800-341-7400.

                                    Contents
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Exchanging Securities for Shares
                                    Subaccounting Services
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to the Fund?
                                    How Does the Fund Measure Performance?
                                    Who is Federated Investors, Inc.?
                                    Addresses

8032806B  (4/03)

HOW IS THE FUND ORGANIZED?

The Fund is a  diversified  open-end,  management  investment  company  that was established  under the laws of the  Commonwealth of  Massachusetts on January 3,
1984. The Fund changed its name from Federated  Short - Intermediate  Government
Trust to Federated U.S. Government Securities Fund: 1-3 Years on April 13, 1995.
Class Y Shares was added to the Fund on May 21, 2001.

The Board of Trustees (the Board) has established three classes of shares of the
Fund, known as Institutional  Shares,  Institutional  Service Shares and Class Y
Shares  (Shares).  This SAI relates to  Institutional  Shares and  Institutional
Service Shares. The Fund's investment adviser is Federated Investment Management
Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In  pursuing  its  investment  strategy,  the Fund may  invest in the  following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest,  dividends or distributions at a specified rate.  The  rate  may  be a  fixed  percentage  of  the  principal  or  adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities  provide more regular  income than equity  securities.  However,  the returns on fixed income securities are limited and normally do not increase with the issuer's  earnings.  This limits the potential  appreciation of fixed income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a  security  as a percentage of its price. A security's yield will increase or decrease  depending upon whether it costs less (a discount) or more (a premium)  than the  principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount  or  premium  security  may change  based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

The following  describes the types of fixed income  securities in which the Fund may invest:

Treasury Securities

Treasury  securities  are direct  obligations  of the federal  government of the
United States.  Treasury  securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency  securities  are  issued  or  guaranteed  by a  federal  agency  or other government sponsored entity acting under federal authority (a "GSE"). The United
States  supports  some GSEs with its full faith and credit.  Other GSEs  receive support through federal subsidies,  loans or other benefits.  A few GSEs have no explicit financial  support,  but are regarded as having implied support because
the  federal  government  sponsors  their  activities.   Agency  securities  are
generally  regarded  as having  low  credit  risks,  but not as low as  treasury securities.

Zero Coupon Securities

Zero coupon  securities  do not pay interest or principal  until final  maturity unlike debt securities that provide periodic  payments of interest  (referred to as a "coupon  payment").  Investors buy zero coupon  securities at a price below the amount payable at maturity.  The  difference  between the purchase price and the amount paid at  maturity  represents  interest on the zero coupon  security.
Investors  must wait until  maturity to receive  interest and  principal,  which increases the interest rate and credit risks of a zero coupon security.

There are many forms of zero  coupon  securities.  Some are issued at a discount and are  referred to as zero coupon or capital  appreciation  bonds.  Others are created  from  interest  bearing  bonds by  separating  the right to receive the bond's  coupon  payments  from the right to receive the bond's  principal due at maturity,  a process known as "coupon  stripping."  Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities.  In addition, some securities give the issuer the option to deliver additional  securities in place of cash interest  payments,  thereby  increasing the amount payable at maturity.
These are referred to as pay-in-kind or PIK securities.

Special Transactions

Repurchase Agreements

Repurchase  agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the  security  back at a mutually  agreed-upon time and price.  The  repurchase  price exceeds the sale price,  reflecting  the
Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying security.  The Fund will enter into repurchase agreements only with  banks and other  recognized  financial  institutions,  such as  securities dealers, deemed creditworthy by the Adviser.

The Fund's  custodian or  subcustodian  will take  possession of the  securities subject to repurchase  agreements.  The Adviser or subcustodian will monitor the value of the  underlying  security  each  day to  ensure  that the  value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Delayed Delivery Transactions

Delayed  delivery   transactions,   including  when-issued   transactions,   are
arrangements in which the Fund buys securities for a set price, with payment and delivery  of the  securities  scheduled  for a future  time.  During  the period between  purchase and  settlement,  no payment is made by the Fund to the issuer and no interest  accrues to the Fund. The Fund records the  transaction  when it agrees to buy the securities  and reflects their value in determining  the price of its shares. Settlement dates may be a month or more after entering into these transactions  so that the market values of the  securities  bought may vary from the purchase prices.  Therefore,  delayed delivery  transactions create interest rate risks and leverage risks for the Fund.  Delayed delivery  transactions also involve credit risks in the event of a counterparty default.

Securities Lending

The Fund may lend portfolio  securities to borrowers  that the Fund's  custodian deems creditworthy.  In return, the Fund receives cash or liquid securities from the borrower as collateral.  The borrower must furnish additional  collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the  equivalent  of any  dividends  or interest  received on the loaned securities.

The Fund  will  reinvest  cash  collateral  in  securities  that  qualify  as an acceptable  investment for the Fund. However,  the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.  The
Fund will not have the right to vote on securities  while they are on loan,  but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative  and  custodial  fees  in  connection  with a loan  and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks, leverage risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with  derivatives  contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting  transaction  or set aside readily  marketable  securities  with a value that equals or exceeds the Fund's  obligations.  Unless the Fund has other readily  marketable  assets to set aside,  it cannot trade assets used to secure such  obligations  without  entering into an offsetting  derivative  contract or terminating  a special  transaction.  This may cause the Fund to miss  favorable trading  opportunities  or to realize losses on derivative  contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements

The  Securities  and Exchange  Commission  (SEC) has granted an  exemption  that permits  the Fund and all other  funds  advised  by  subsidiaries  of  Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes  directly  to and from other  Federated  funds.  Participation  in this inter-fund  lending  program is voluntary for both  borrowing and lending funds, and an  inter-fund  loan is only made if it benefits  each  participating  fund.
Federated  Investors,  Inc.  (Federated)  administers  the program  according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in
the  exemption,   which  are  designed  to  assure   fairness  and  protect  all
participating funds.

For  example,  inter-fund  lending  is  permitted  only (a) to meet  shareholder redemption  requests,  and (b) to meet commitments arising from "failed" trades.
All  inter-fund  loans  must be  repaid  in  seven  days  or  less.  The  Fund's participation  in this program must be consistent  with its investment  policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of  interest  to be  charged is more  attractive  to the lending fund than  market-competitive  rates on overnight repurchase  agreements
(Repo Rate) and more  attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated  bank for short-term  borrowings  (Bank
Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Investing in Securities of Other Investment Companies

The Fund may invest  its assets in  securities  of other  investment  companies, including the securities of affiliated money market funds, as an efficient means of carrying out its  investment  policies and managing its  uninvested  cash. It should be noted  that  investment  companies  incur  certain  expenses,  such as management fees, and,  therefore,  any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

INVESTMENT RISKS

There are many factors which may affect an  investment  in the Fund.  The Fund's principal  risks are described in its  prospectus.  Additional  risk factors are outlined below:

Credit Risks

Credit  risk is the  possibility  that an issuer  will  default on a security by failing to pay interest or principal when due. If an issuer  defaults,  the Fund will lose money.

Call Risks

Call risk is the  possibility  that an issuer may redeem a fixed income security before  maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Leverage Risks

Leverage risk is created when an investment  exposes the Fund to a level of risk that  exceeds the amount  invested.  Changes in the value of such an  investment magnify the Fund's risk of loss and potential for gain.

Fundamental INVESTMENT Objective

The  investment  objective  of  the  Fund  is to  provide  current  income.  The investment  objective may not be changed by the Fund's Board of Trustees without shareholder approval.

INVESTMENT LIMITATIONS

Diversification

With respect to securities  comprising 75% of the value of its total assets, the
Fund will not  purchase  securities  of any one issuer  (other  than cash;  cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities  and repurchase  agreements  collateralized by such U.S. government  securities;  and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in the  securities  of that  issuer,  or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration

The Fund will not make investments that will result in the  concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government  securities,  municipal  securities and bank  instruments will not be deemed to constitute an industry.

Underwriting

The Fund may not underwrite  the  securities of other  issuers,  except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio  securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities

The Fund may not purchase or sell physical  commodities,  provided that the Fund may purchase securities of companies that deal in commodities.

Investing in Real Estate

The Fund may not purchase or sell real estate,  provided  that this  restriction does not prevent the Fund from  investing  in issuers  which  invest,  deal,  or otherwise  engage in  transactions  in real  estate  or  interests  therein,  or investing in  securities  that are secured by real estate or interests  therein.
The Fund may exercise its rights under  agreements  relating to such securities, including  the right to  enforce  security  interests  and to hold  real  estate acquired by reason of such enforcement  until that real estate can be liquidated in an orderly manner.

Borrowing Money and Issuing Senior Securities

The Fund may borrow money,  directly or indirectly,  and issue senior securities to the maximum extent  permitted under the Investment  Company Act of 1940 (1940
Act).

Lending

The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing  debt  obligations,  entering into  repurchase  agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above  limitations  cannot be changed unless  authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act.  The  following  limitations,  however,  may be  changed  by the Board without shareholder approval.  Shareholders will be notified before any material change in these limitations becomes effective.

Purchases on Margin

The Fund will not  purchase  securities  on margin,  provided  that the Fund may obtain short-term  credits necessary for the clearance of purchases and sales of securities.

Pledging Assets

The Fund will not mortgage,  pledge or hypothecate  any of its assets,  provided that this shall not apply to the transfer of securities  in connection  with any
permissible   borrowing  or  to  collateral   arrangements  in  connection  with
permissible activities.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment,  a later increase or decrease in percentage resulting from any change in value or net assets  will not result in a  violation  of such restriction.

The Fund did not borrow money or pledge  securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.

As a matter of operating policy, the Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

For  purposes  of the above  limitations,  the Fund  considers  certificates  of deposit and demand and time deposits  issued by a U.S. branch of a domestic bank or savings  association having capital,  surplus and undivided profits in excess of  $100,000,000  at the time of  investment  to be "cash  items."  Except  with respect to borrowing  money,  if a percentage  limitations  is adhered to at the time of investment,  a later  increase or decrease in percentage  resulting from any  change  in value or net  assets  will not  result  in a  violation  of such limitation.

PORTFOLIO TURNOVER

The Fund will not  attempt to set or meet a  portfolio  turnover  rate since any turnover will be incidental to transactions  undertaken in an attempt to achieve the Fund's investment objective. During the fiscal years ended February 28, 2003 and  February  28,  2002,  the  portfolio  turnover  rates  were  76%  and  99%, respectively.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

o    for fixed  income  securities,  according to the mean between bid and asked prices as furnished by an independent  pricing  service,  except that fixed income  securities  with  remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o    for all other  securities  at fair value as determined in good faith by the
     Board.

Prices  provided by  independent  pricing  services  may be  determined  without relying exclusively on quoted prices and may consider  institutional  trading in similar groups of securities,  yield,  quality,  stability,  risk,  coupon rate, maturity,  type of issue,  trading  characteristics,  and other  market  data or factors.  From time to time,  when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may  differ  due to the  variance  in daily net income  realized by each class.  Such  variance  will  reflect  only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the  Distributor's  Contract  with the Fund,  the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (institutional service shares)

As a  compensation-type  plan,  the  Rule  12b-1  Plan  is  designed  to pay the
Distributor  (who  may  then  pay  investment   professionals   such  as  banks,
broker/dealers,  trust departments of banks, and registered investment advisers)
for  marketing  activities  (such  as  advertising,  printing  and  distributing prospectuses,  and providing incentives to investment  professionals) to promote sales of Shares so that overall Fund assets are  maintained or  increased.  This helps the Fund  achieve  economies  of scale,  reduce  per Share  expenses,  and provide  cash  for  orderly  portfolio  management  and  Share  redemptions.  In addition,  the Fund's  service  providers  that  receive  asset-based  fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor  more or less than its actual  marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares,  the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the  marketing-related  expenses the
Distributor  has incurred.  Therefore,  it may take the  Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund  may pay  Federated  Shareholder  Services  Company,  a  subsidiary  of
Federated,  for  providing  shareholder  services  and  maintaining  shareholder accounts.  Federated  Shareholder  Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment  professionals (such as broker/dealers or banks) may be paid fees, in significant  amounts,  out of the  assets of the  Distributor  and/or  Federated
Shareholder  Services Company.  (These fees do not come out of Fund assets.) The
Distributor and/or Federated  Shareholder  Services Company may be reimbursed by the Adviser or its affiliates.

Investment  professionals  receive such fees for providing  distribution-related and/or shareholder services, such as advertising,  providing incentives to their sales  personnel,  sponsoring  other  activities  intended to promote sales, and maintaining shareholder accounts.  These payments may be based upon such factors as the number or value of Shares the investment  professional sells or may sell;
the value of client  assets  invested;  and/or  the type and  nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES

You may contact the  Distributor to request a purchase of Shares in exchange for securities  you own. The Fund reserves the right to determine  whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets.  This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain   investment   professionals  may  wish  to  use  the  transfer  agent's
subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Investment  professionals  holding  Shares  in a  fiduciary,  agency, custodial or similar capacity may charge or pass through  subaccounting  fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of Shares.
This information should,  therefore, be read together with any agreement between the customer and the investment  professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although  the Fund  intends to pay Share  redemptions  in cash,  it reserves the right, as described  below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because  the Fund has  elected to be  governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share  redemptions  to any one  shareholder in cash only up to the lesser of  $250,000 or 1% of the net assets  represented  by such
Share class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash unless the Fund's Board  determines  that payment  should be in kind.  In such a case,  the Fund will pay all or a portion of the remainder of the  redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio  securities  will be selected in a manner that the Fund's  Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity  could receive less than the  redemption  value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under  certain  circumstances,  shareholders  may be held  personally  liable as partners  under  Massachusetts  law for  obligations of the Fund. To protect its shareholders,  the  Fund has  filed  legal  documents  with  Massachusetts  that expressly  disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely  event a shareholder  is held  personally  liable for the Fund's obligations,  the  Fund is  required  by the  Declaration  of  Trust  to use its property to protect or compensate  the  shareholder.  On request,  the Fund will defend any claim made and pay any judgment  against a shareholder for any act or obligation of the Fund. Therefore,  financial loss resulting from liability as a shareholder  will occur only if the Fund itself cannot meet its  obligations  to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder  one vote in Trustee  elections and other matters submitted to shareholders for vote.

All  Shares  of the Fund  have  equal  voting  rights,  except  that in  matters affecting  only a  particular  class,  only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting.  A special  meeting of  shareholders  will be called by the Board upon the  written request of shareholders who own at least 10% of the Fund's outstanding Shares of all series entitled to vote.

As of April 4, 2003, the following  shareholders owned of record,  beneficially, or both, 5% or more of outstanding  Institutional  Shares:  Charles Schwab &
Co., Inc., San Francisco,  CA owned approximately  8,412,938 Shares (19.82%) and
City of Santa Fe New Mexico,  Santa Fe, NM owned approximately  2,471,620 Shares
(5.82%).

As of April 4, 2003, the following  shareholders owned of record,  beneficially, or both, 5% or more of outstanding  Institutional Service Shares: IMS & Co.,
Englewood, CO owned approximately 1,789,498 Shares (23.84%); First Citizens Bank
& Trust, Co., Raleigh, NC owned approximately  1,385,120 Shares (18.46%) and
Edward Jones & Co., Maryland Heights, MO owned approximately  615,739 Shares
(8.20%).

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet  requirements  of Subchapter M of the Internal  Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive  special tax  treatment  and will be subject to federal corporate income tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TrUSTEES

The Board is  responsible  for  managing  the Fund's  business  affairs  and for exercising all the Fund's powers except those reserved for the shareholders. The following  tables  give  information  about  each  Board  member  and the senior officers of the Fund. Where required,  the tables  separately list Board members who are "interested persons" of the Fund (i.e.,  "Interested" Board members) and those who are not (i.e.,  "Independent" Board members).  Unless otherwise noted, the address of each person  listed is Federated  Investors  Tower,  1001 Liberty
Avenue,  Pittsburgh,  PA. The Federated  Fund Complex  consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex;  serves for an indefinite term;  and also serves as a Board  member of the  following  investment  company complexes:  Banknorth Funds-four portfolios; CCMI Funds-two portfolios;  Regions
Funds-nine  portfolios;  Riggs Funds-eight  portfolios;  and WesMark  Funds-five portfolios.

As of April 4, 2003, the Fund's Board and Officers as a group owned less than 1%
of the Fund's outstanding Institutional Shares and Institutional Service Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name                  Principal Occupation(s) for Past    Aggregate       Total
Birth Date            Five Years, Other Directorships     Compensation    Compensation
Address               Held and Previous Position(s)       From Fund       From Fund and
Positions Held with                                       (past           Federated Fund
Fund                                                      Complex         (past calendar
                                                          fiscal year)    year)
Date Service Began

                      Principal Occupations: Chief            $0              $0
John F. Donahue*      Executive Officer and Director
Birth Date: July      or Trustee of the Federated Fund
28, 1924              Complex; Chairman and Director,
CHAIRMAN AND TRUSTEE  Federated Investors, Inc.;
Began serving:        Chairman, Federated Investment
January 1984          Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: President        $0            $0
J. Christopher        or Executive Vice President of
Donahue*              the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
Began serving: July   Federated Investors, Inc.;
1999                  President, Chief Executive
                      Officer and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; President, Chief
                      Executive Officer and Director,
                      Federated Global Investment
                      Management Corp.; President and
                      Chief Executive Officer,
                      Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director,
                      Federated Services Company.

                      Previous Position: President,
                      Federated Investment Counseling.

                      Principal Occupations: Director     $1,312.37     $148,500
Lawrence D. Ellis,    or Trustee of the Federated Fund
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
August 1987
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family  relationships and reasons for "interested"  status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with  Federated  and its  subsidiaries.  Lawrence  D.  Ellis,  M.D. is
"interested"  because  his  son-in-law  is  employed  by  the  Fund's  principal underwriter, Federated Securities Corp.

-------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                      Principal Occupation(s) for Past     Aggregate       Total
Name                  Five Years, Other Directorships      Compensation    Compensation
Birth Date            Held and Previous Position(s)        From Fund       From Fund and
Address                                                    (past           Federated Fund
Positions Held with                                        fiscal year)    Complex
Fund                                                                       (past calendar year)
Date Service Began

                      Principal Occupation: Director      $1,443.61       $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
October 1995          University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director     $1,443.61       $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &               Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 Tamiami          Previous Positions: President,
Trail                 Investment Properties
N. Naples, FL         Corporation; Senior Vice
TRUSTEE               President, John R. Wood and
Began serving:        Associates, Inc., Realtors;
August 1991           President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director      $1,443.61       $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director, Michael Baker
Pittsburgh, PA        Corporation (engineering and
TRUSTEE               energy services worldwide).
Began serving:
February 1998         Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director      $1,312.37       $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham &
Began serving:        Co., Inc. (strategic business
January 1999          consulting); Trustee Associate,
                      Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director      $1,312.37       $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
TRUSTEE               Previous Positions:
Began serving:        Representative, Commonwealth of
August 1991           Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director     $1,443.61       $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 1999          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations: Director     $1,574.84       $178,200
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica &
Duquesne University   Murray.
Pittsburgh, PA
TRUSTEE               Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
February 1995         (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director    $1,312.37       $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving:        Previous Positions: National
February 1984         Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director    $1,312.37       $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving:        Products, Inc. (distributor of
January 1999          portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly, Inc.

OFFICERS**
--------------------------------------------------------------------------------------

            Name
         Birth Date
           Address
  Positions Held with Fund    Principal Occupation(s) and Previous Position(s)
                              Principal Occupations: President, Executive Vice

Edward C. Gonzales            President and Treasurer of some of the Funds in the
Birth Date: October 22, 1930  Federated Fund Complex; Vice Chairman, Federated
EXECUTIVE VICE PRESIDENT      Investors, Inc.; Trustee, Federated Administrative
                              Services.

                              Previous Positions: Trustee or Director of some of the
                              Funds in the Federated Fund Complex; CEO and Chairman,
                              Federated Administrative Services; Vice President,
                              Federated Investment Management Company, Federated
                              Investment Counseling, Federated Global Investment
                              Management Corp. and Passport Research, Ltd.; Director
                              and Executive Vice President, Federated Securities
                              Corp.; Director, Federated Services Company; Trustee,
                              Federated Shareholder Services Company.

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
                              Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Treasurer of the Federated Fund
Richard J. Thomas             Complex; Senior Vice President, Federated
Birth Date: June 17, 1954     Administrative Services.
TREASURER
                              Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: President or Vice President of
Richard B. Fisher             some of the Funds in the Federated Fund Complex; Vice
Birth Date: May 17, 1923      Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                Federated Securities Corp.

                              Previous Positions: Director or Trustee of some of the
                              Funds in the Federated Fund Complex; Executive Vice
                              President, Federated Investors, Inc. and Director and
                              Chief Executive Officer, Federated Securities Corp.

                              Principal Occupations: Chief Investment Officer of this
William D. Dawson, III        Fund and various other Funds in the Federated Fund
Birth Date: March 3, 1949     Complex; Executive Vice President, Federated Investment
CHIEF INVESTMENT OFFICER      Counseling, Federated Global Investment Management
                              Corp., Federated Investment Management Company and
                              Passport Research, Ltd.; Director, Federated Global
                              Investment Management Corp. and Federated Investment
                              Management Company; Portfolio Manager, Federated
                              Administrative Services; Vice President, Federated
                              Investors, Inc.

                              Previous Positions: Executive Vice President and Senior
                              Vice President, Federated Investment Counseling
                              Institutional Portfolio Management Services Division;
                              Senior Vice President, Federated Investment Management
                              Company and Passport Research, Ltd.

                              Susan M. Nason has been the Fund's Portfolio Manager
Susan M. Nason                since September 1991.   She is Vice President of the
Birth Date: August 29, 1961   Fund.  Ms. Nason joined Federated in 1987 and has been
VICE PRESIDENT                a Senior Portfolio Manager and Senior Vice President of
                              the Fund's Adviser since 1997. Ms. Nason served as a
                              Portfolio Manager and Vice President of the Adviser
                              from 1993 to 1997. Ms. Nason is a Chartered Financial
                              Analyst and received her M.S.I.A. concentrating in
                              Finance from Carnegie Mellon University.

**    Officers do not receive any compensation from the Fund.
--------------------------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant
Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University,
Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent
Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD
                                                                           Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board         Committee                                                    Fiscal
Committee      Members                   Committee Functions               Year

Executive John F. Donahue     In between meetings of the full Board,          Two
          John E. Murray,     the Executive Committee generally may
          Jr., J.D., S.J.D.   exercise all the powers of the full Board
                              in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit     Thomas G. Bigley    The Audit Committee reviews and                 Four
          John T. Conroy,     recommends to the full Board the
          Jr.                 independent auditors to be selected to
          Nicholas P.         audit the Fund`s financial statements;
          Constantakis        meets with the independent auditors
          Charles F.          periodically to review the results of the
          Mansfield, Jr.      audits and reports the results to the
                              full Board; evaluates the independence of
                              the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              Fund`s internal audit function; reviews
                              compliance with the Fund`s code of
                              conduct/ethics; reviews valuation issues;
                              monitors inter-fund lending transactions;
                              reviews custody services and issues and
                              investigates any matters brought to the
                              Committee's attention that are within the
                              scope of its duties.

Board ownership of shares in the fund and in the FEDERATED family of Investment companies AS OF DECEMBER 31, 2002

--------------------------------------------------------------------------------------------
                                                               Aggregate
                                                         Dollar Range of
                                  Dollar Range of        Shares Owned in
Interested                           Shares Owned    Federated Family of
Board Member Name                         in Fund   Investment Companies
John F. Donahue                              None          Over $100,000
J. Christopher Donahue                       None          Over $100,000
Lawrence D. Ellis, M.D.                      None          Over $100,000

Independent
Board Member Name
Thomas G. Bigley                             None          Over $100,000
John T. Conroy, Jr.                          None          Over $100,000
Nicholas P. Constantakis                     None          Over $100,000
John F. Cunningham                           None          Over $100,000
Peter E. Madden                              None          Over $100,000
Charles F. Mansfield, Jr.                    None     $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D             None          Over $100,000
Marjorie P. Smuts                            None          Over $100,000
John S. Walsh                                None          Over $100,000

INVESTMENT ADVISER
--------------------------------------------------------------------------------------------

The Adviser conducts investment research and makes investment  decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The  Adviser  shall not be liable  to the Fund or any Fund  shareholder  for any losses that may be sustained in the purchase,  holding,  or sale of any security or for  anything  done or  omitted by it,  except  acts or  omissions  involving willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties imposed upon it by its contract with the Fund.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory  contract.  The Board's  decision to approve the contract  reflects the
exercise  of  its  business   judgment  on  whether  to  continue  the  existing
arrangements.  During  its  review  of the  contract  the Board  considers  many factors,  among the most material of which are: the Fund's investment objectives and long term performance;  the Adviser's management philosophy,  personnel, and processes;  the preferences  and  expectations  of Fund  shareholders  and their relative sophistication;  the continuing state of competition in the mutual fund industry;  comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services;  and the Fund's relationship to the
Federated funds.

In  assessing  the  Adviser's  performance  of its  obligations,  the Board also considers  whether  there  has  occurred  a  circumstance  or event  that  would constitute  a reason for it to not renew an advisory  contract.  In this regard, the Board is mindful of the potential  disruptions of the Fund's  operations and various risks, uncertainties and other effects that could occur as a result of a decision to  terminate or not renew an advisory  contract.  In  particular,  the
Board  recognizes  that  most  shareholders  have  invested  in the  Fund on the
strength  of  the  Adviser's   industry  standing  and  reputation  and  in  the
expectation  that the Adviser will have a continuing role in providing  advisory services to the Fund.

The Board also considers the compensation and benefits  received by the Adviser.
This includes fees received for services  provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard,  the
Board is aware that various courts have  interpreted  provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser,  including  the  performance  of the Fund;  the  Adviser's  cost of providing the services;  the extent to which the Adviser may realize  "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the
Adviser and its  affiliates as a result of the Adviser's  relationship  with the
Fund;  performance and expenses of comparable funds; and the extent to which the independent  Board  members are fully  informed  about all facts  bearing on the
Adviser's  service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these  circumstances  in light of its substantial accumulated  experience  in  governing  the Fund and working  with  Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant  amount of  information  about the Fund and the Federated organization.  Federated  provides  much of  this  information  at each  regular meeting of the Board,  and furnishes  additional  reports in connection with the particular  meeting at which the Board's formal review of the advisory contracts
occurs.  In  between  regularly  scheduled  meetings,   the  Board  may  receive
information  on  particular  matters  as the  need  arises.  Thus,  the  Board's evaluation of an advisory  contract is informed by reports covering such matters as: the Adviser's investment philosophy,  personnel,  and processes;  the Fund's short- and long-term  performance  (in absolute terms as well as in relationship to its  particular  investment  program and certain  competitor  or "peer group"
funds),  and  comments  on the  reasons  for  performance;  the Fund's  expenses
(including  the  advisory  fee itself and the overall  expense  structure of the
Fund,  both in absolute  terms and relative to similar and/or  competing  funds, with due regard for contractual or voluntary expense  limitations);  the use and allocation of brokerage  commissions  derived from trading the Fund's  portfolio securities; the nature and extent of the advisory and other services provided to the  Fund by the  Adviser  and its  affiliates;  compliance  and  audit  reports concerning  the Federated  funds and the Federated  companies that service them;
and relevant  developments  in the mutual fund  industry  and how the  Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits  Federated derives from its relationships  with the  Federated  funds.  These reports cover not only the fees under the advisory contracts,  but also fees  received by  Federated's  subsidiaries  for providing other  services to the  Federated  funds under  separate  contracts  (e.g.,  for serving as the Federated funds'  administrator and transfer agent).  The reports also  discuss  any  indirect  benefit  Federated  may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory  contract on the totality of the  circumstances  and  relevant  factors,  and with a view to past and  future long-term  considerations.  Not all of the factors and considerations identified above are relevant to every  Federated fund, nor does the Board consider any one of them to be  determinative.  Because the  totality of  circumstances  includes considering the relationship of each Federated fund, the Board does not approach consideration  of every Federated  fund's advisory  contract as if that were the only Federated fund offered by Federated.

Other Related Services

Affiliates of the Adviser may,  from time to time,  provide  certain  electronic equipment and software to  institutional  customers in order to  facilitate  the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As  required by SEC rules,  the Fund,  its  Adviser,  and its  Distributor  have adopted codes of ethics.  These codes govern  securities  trading  activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these  people to trade in  securities,  including  those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its  shareholders  from abuses in this area,  such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting  brokers and dealers to handle the purchase and sale of portfolio instruments,  the Adviser looks for prompt execution of the order at a favorable price.  The  Adviser  will  generally  use those who are  recognized  dealers in specific portfolio instruments,  except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria,  the Adviser may give  consideration to those firms which have sold or are selling Shares of the Fund and other funds  distributed  by the  Distributor and its affiliates.  The Adviser makes decisions on portfolio  transactions  and selects brokers and dealers subject to review by the Fund's Board.

Investment  decisions  for the Fund are made  independently  from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests  in,  or  disposes  of,  the same  security,  available  investments  or opportunities for sales will be allocated among the Fund and the account(s) in a manner  believed  by the Adviser to be  equitable.  While the  coordination  and ability to  participate  in volume  transactions  may  benefit  the Fund,  it is possible that this procedure could  adversely  impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated,  provides  administrative
personnel  and  services   (including  certain  legal  and  financial  reporting
services)  necessary to operate the Fund.  Federated  Services  Company provides these at the following annual rate of the average  aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
0.075 of 1%               on assets in excess of $750 million

The  administrative  fee  received  during  any  fiscal  year  shall be at least
$125,000  per  portfolio  and  $30,000  per each  additional  class  of  Shares.
Federated  Services  Company may voluntarily  waive a portion of its fee and may reimburse the Fund for expenses.

-------------------------------------------------------------------------------

Federated  Services Company also provides certain  accounting and  recordkeeping services  with respect to the Fund's  portfolio  investments  for a fee based on
Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated  Services Company,  through its registered  transfer agent subsidiary,
Federated  Shareholder  Services  Company,  maintains all necessary  shareholder records.  The Fund pays the  transfer  agent a fee  based on the size,  type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of
America,  which require it to plan and perform its audits to provide  reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
For the Year Ended              2003                 2002           2001
February 28 or 29
Advisory Fee Earned             $2,220,846           $1,922,325     $1,823,189
Advisory Fee Reduction          $1,380,533           $970,301       $7,766
Advisory Fee Reimbursement      $51,908              $1,291         $--
Brokerage Commissions           $--                  $--            $--
Administrative Fee              $417,519             $361,715       $343,215
12b-1 Fee:
 Institutional Service          $212,220             --             --
 Shares                                              --             --
Shareholder Services Fee:
  Institutional Shares          $919,238             --             --
  Institutional Service         $203,731             --             --
  Shares                                             --             --

Fees are  allocated  among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder  services fees, which are borne only by the applicable class of Shares.
-------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating  performance  applicable to all mutual  funds.  The SEC also permits
this  standard  performance   information  to  be  accompanied  by  non-standard
performance information.

The  performance of Shares depends upon such  variables as:  portfolio  quality;
average portfolio maturity;  type and value of portfolio securities;  changes in interest  rates;  changes or  differences  in the Fund's or any class of Shares'
expenses; and various other factors.

Share  performance  fluctuates  on a daily basis  largely  because net  earnings and/or the value of portfolio  holdings  fluctuate daily.  Both net earnings and offering  price per  Share are  factors  in the  computation  of yield and total return.

Average Annual Total Returns and Yield

Total returns are given for the one-year,  five-year and ten-year  periods ended
February 28, 2003.

Yield is given for the 30-day period ended February 28, 2003.

                       30-Day         1 Year    5 Years  10 Years
                       Period
Institutional
Shares:
Total Return
  Before Taxes         N/A            4.10%     5.42%    5.17%
  After Taxes on       N/A            2.94%     3.57%    3.21%
  Distributions
  After Taxes on       N/A            2.50%     3.42%    3.15%
  Distributions
  and Sale of Shares
Yield                  0.83%          N/A       N/A      N/A

--------------------------------------------------------------------------------------------
                       30-Day         1 Year    5 Years  10 Years
                       Period
Institutional
Service  Shares:
Total Return
  Before Taxes         N/A            3.84%     5.16%    4.91%
  After Taxes on       N/A            2.78%     3.42%    3.06%
  Distributions
  After Taxes on       N/A            2.35%     3.26%    3.00%
  Distributions
  and Sale of Shares
Yield                  0.59%          N/A       N/A      N/A

--------------------------------------------------------------------------------------------

TOTAL RETURN

Total return  represents the change  (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average  annual  total return for Shares is the average  compounded  rate of return for a given period that would equate a $10,000 initial  investment to the ending  redeemable  value of that  investment.  The ending  redeemable  value is computed by  multiplying  the number of Shares owned at the end of the period by the NAV per Share at the end of the  period.  The number of Shares  owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000,  less any  applicable  sales charge,  adjusted over the period  by any  additional  Shares,  assuming  the  annual  reinvestment  of all dividends  and  distributions.  Total  returns  after taxes are  calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day  period;  by (ii) the maximum  offering price per Share on the last day of the period.  This  number is then  annualized using  semi-annual  compounding.  This means that the amount of income generated during the 30-day  period is assumed to be generated  each month over a 12-month period  and is  reinvested  every six  months.  The yield  does not  necessarily reflect income actually earned by Shares because of certain adjustments required by the  SEC  and,  therefore,  may  not  correlate  to the  dividends  or  other distributions paid to shareholders.

To the  extent  investment  professionals  and  broker/dealers  charge  fees  in connection with services  provided in conjunction  with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o    discussions  of economic,  financial and political  developments  and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o    information  about  the  mutual  fund  industry  from  sources  such as the
     Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it  invests,  to a variety of other  investments,  including  federally insured bank products such as bank savings  accounts,  certificates  of deposit, and Treasury bills.

The Fund may  quote  information  from  reliable  sources  regarding  individual countries  and regions,  world stock  exchanges,  and  economic and  demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share  performance.  When  comparing  performance,  you should  consider  all relevant  factors such as the composition of the index used,  prevailing  market conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute  offering  price.  The financial  publications and/or indices which the Fund uses in advertising may include:

Merrill Lynch 1-3 Year Treasury Index
Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking  short-term
U.S.  government  securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

Lipper, Inc.
Lipper figures represent the average of the total returns reported by all of the mutual  funds  designated  by  Lipper,  Inc.  as  falling  into  the  respective categories indicated. These figures do not reflect sales charges.

Merrill Lynch 1-Year Treasury Index
Merrill  Lynch 1-Year  Treasury  Index is an unmanaged  index that tracks 1-Year
Treasury securities.

Merrill Lynch 2-Year Treasury Index
Merrill Lynch 2-Year  Treasury  Index is comprised of the most  recently  issued
2-year U.S.  Treasury  notes.  Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.

Morningstar, Inc.
Morningstar,  Inc.,  an  independent  rating  service,  is the  publisher of the bi-weekly  Mutual  Fund  Values.  Mutual  Fund  Values  rates  more  than  1,000
NASDAQ-listed  mutual  funds of all  types,  according  to  their  risk-adjusted returns.  The maximum  rating is five stars,  and ratings are  effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated  is  dedicated  to  meeting  investor  needs  by  making   structured,
straightforward  and  consistent  investment  decisions.   Federated  investment
products  have  a  history  of  competitive  performance  and  have  gained  the confidence of thousands of financial institutions and individual investors.

Federated's   disciplined  investment  selection  process  is  rooted  in  sound methodologies  backed by  fundamental  and  technical  research.  At  Federated, success in investment management does not depend solely on the skill of a single portfolio  manager.  It is a fusion of individual  talents and  state-of-the-art industry tools and resources.  Federated's  investment process involves teams of portfolio  managers  and  analysts,  and  investment  decisions  are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds
In the  municipal  sector,  as of December 31, 2002,  Federated  managed 14 bond funds with  approximately  $3.2 billion in assets and 22 money market funds with approximately $20.6 billion in total assets. In 1976,  Federated  introduced one of the first  municipal  bond mutual funds in the industry and is now one of the largest  institutional  buyers  of  municipal  securities.  The  Funds may quote statistics  from  organizations  including The Tax  Foundation  and the National
Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the  equity  sector,  Federated  has more  than 31 years'  experience.  As of
December 31, 2002,  Federated  managed 37 equity  funds  totaling  approximately
$16.2 billion in assets across  growth,  value,  equity  income,  international, index and sector (i.e. utility) styles.  Federated's  value-oriented  management style combines  quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In the  corporate  bond sector,  as of December 31, 2002,  Federated  managed 10 money market funds and 9 bond funds with assets  approximating $59.4 billion and
$6.0 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the  corporate  bond  sector.  In 1972,  Federated  introduced  one of the first high-yield bond funds in the industry.  In 1983,  Federated was one of the first fund managers to participate  in the asset backed  securities  market,  a market totaling more than $209 billion.

Government Funds
In the government sector, as of December 31, 2002,  Federated managed 7 mortgage backed, 3 multi-sector  government funds, 4 government/agency  and 19 government money market mutual funds, with assets approximating $4.9 billion, $0.9 billion,
$2.9 billion and $56.2 billion,  respectively.  Federated  trades  approximately
$90.4 billion in U.S. government and mortgage backed securities daily and places
approximately  $35  billion  in  repurchase   agreements  each  day.   Federated
introduced  the first U.S.  government  fund to invest in U.S.  government  bond securities  in  1969.  Federated  has  been a  major  force  in the  short-  and
intermediate-term   government   markets  since  1982  and   currently   manages
approximately $50 billion in government funds within these maturity ranges.

Money Market Funds
In the money  market  sector,  Federated  gained  prominence  in the mutual fund industry in 1974 with the creation of the first institutional money market fund.
Simultaneously,  the company  pioneered the use of the amortized  cost method of accounting for valuing  shares of money market funds, a principal  means used by money  managers  today to value money  market  fund  shares.  Other  innovations include the first  institutional  tax-free money market fund. As of December 31,
2001,  Federated  managed $136.2 billion in assets across 52 money market funds, including 19  government,  10 prime,  22 municipal and 1  euro-denominated  with assets  approximating  $56.2 billion,  $59.4  billion,  $20.6 billion and $173.9 million, respectively.

The  Chief  Investment  Officers   responsible  for  oversight  of  the  various
investment  sectors  within  Federated  are:  Global Equity - Stephen F. Auth is
responsible   for  overseeing   the  management  of  Federated's   domestic  and
international  equity  products;  Global Fixed Income - William D. Dawson III is
responsible   for  overseeing   the  management  of  Federated's   domestic  and
international fixed income and high yield products.

Mutual Fund Market
Forty-nine  percent of American  households are pursuing their  financial  goals through mutual funds.  These investors,  as well as businesses and institutions, have  entrusted  over $6.8  trillion  to the more than  8,157  funds  available, according to the Investment Company Institute.

Federated Clients Overview
Federated  distributes  mutual funds through its  subsidiaries  for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated  meets  the  needs  of  approximately  3,035   institutional   clients
nationwide  by managing and servicing  separate  accounts and mutual funds for a
variety  of  purposes,   including  defined  benefit  and  defined  contribution
programs, cash management, and asset/liability management. Institutional clients
include     corporations,     pension     funds,     tax    exempt     entities,
foundations/endowments,   insurance  companies,  and  investment  and  financial
advisers.  The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing
Other   institutional   clients   include   more  than  1,600  banks  and  trust
organizations.  Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion,  Senior Vice  President,  Bank
Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated  funds are  available  to  consumers  through  major  brokerage  firms
nationwide--we   have   over   2,000   broker/dealer   and  bank   broker/dealer
relationships across the  country--supported  by more wholesalers than any other mutual fund  distributor.  Federated's  service to financial  professionals  and institutions has earned it high ratings in several surveys  performed by DALBAR,
Inc.  DALBAR  is  recognized  as the  industry  benchmark  for  service  quality measurement.  The  marketing  effort to these  firms is headed by James F. Getz,
President, Broker/Dealer Sales Division, Federated Securities Corp.

Addresses

Federated U.S. Government Securities Fund: 1-3 Years

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years

 

 

PROSPECTUS

April 30, 2003

CLASS Y SHARES

A mutual fund seeking to provide current income by investing in a portfolio of short-term U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 7

What Do Shares Cost? 8

How is the Fund Sold? 8

How to Purchase Shares 9

How to Redeem Shares 10

Account and Share Information 13

Who Manages the Fund? 14

Financial Information 15

Report of Ernst & Young LLP, Independent Auditors 28

Board of Trustees and Fund Officers 29

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified, short-term portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund maintains a dollar-weighted average portfolio duration that is within 20% of the weighted average portfolio duration of the Merrill Lynch 1-3 Year Treasury Index. This index includes U.S. Treasury securities with maturities greater than or equal to one year and less than three years.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns is changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of Fund Shares.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

 

The Fund's Class Y Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Class Y Shares total return for the three month-period from January 1, 2003 to March 31, 2003 was 0.55%.

Within the period shown in the bar chart, the Fund's Class Y Shares highest quarterly return was 2.03% (quarter ended June 30, 2002). Its lowest quarterly return was 0.15% (quarter ended March 31, 2002).

Average Annual Total Return Table

Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class Y Shares to illustrate the effect of federal taxes on Fund returns. Actual after tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 1 Year Treasury Note Index (ML1T) and the Merrill Lynch 2 Year Treasury Note Index (ML2T), and the Merrill Lynch 1-3 Year Treasury Index (ML1-3T), broad-based market indexes, and the Lipper Short U.S. Government Funds Average (LSUSGFA), an average of funds with similar investment objectives. Please see "What are the Fund's Investment Strategies?" for definition of the ML1-3T. Total returns for the indexes and average shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

 

	  	1 Year	  	Start of Performance[1]
Fund:	 	 	 	 
Return Before Taxes		4.71%		5.19%
Return After Taxes on Distributions[2]		3.39%		3.75%
Return After Taxes on Distributions and Sale of Fund Shares[2]		2.88%		3.44%
ML1T	 	3.28%	 	4.18%
ML2T	 	6.87%	 	7.09%
ML1-3T		5.76%		6.26%
LSUSGFA		5.29%		5.41%

1 The Fund's Class Y Shares start of performance date was August 1, 2001.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class Y Shares.

 

Shareholder Fees	  
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	 	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	 	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	 	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	 	None
Exchange Fee	 	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)	 	 
Management Fee[2]	 	0.40%
Distribution (12b-1) Fee	 	None
Shareholder Services Fee	 	None
Other Expenses	 	0.16%
Total Annual Fund Operating Expenses	 	0.56%

1 Although not contractually obligated to do so, the Adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 28, 2003.

Total Waiver of Fund Expenses	 	0.26%
Total Actual Annual Fund Operating Expenses (after waiver)	 	0.30%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the fund (after the voluntary waiver) was 0.14% for the fiscal year ended February 28, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class Y Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class Y Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class Y Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 

1 Year	  	$ 57
3 Years	 	$179
5 Years	 	$313
10 Years	 	$701

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund's Adviser actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the Adviser's interest rate outlook.

The Adviser manages the Fund's interest rate risk by limiting the dollar- weighted average duration of its portfolio securities. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. As a matter of investment policy, under normal market conditions, the Adviser limits the average duration of the portfolio to within 20% of the duration of the Merrill Lynch 1-3 Year Treasury Index (Index). This Index includes all U.S. Treasury notes and bonds with maturities of one year or greater and less than three years. This policy should prevent the volatility of the Fund's Share price from significantly exceeding the average volatility of short-term U.S. Treasury securities.

The Adviser uses three principal methods to enhance the portfolio's returns as compared to the Index. First, the Adviser tries to extend the portfolio's average duration when it expects interest rates to fall and shorten the duration when it expects interest rates to rise. This method seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Second, in constructing a portfolio with a targeted average duration, the Adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less or in a different direction than shorter-term interest rates. As a general matter, the Adviser typically structures the portfolio in one of three ways:

  A "bulleted" portfolio structure consists primarily of securities with durations close to the portfolio's average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to increase.
  A "barbelled" portfolio structure consists primarily of securities with durations above and below the average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to decrease.
  A "laddered" portfolio structure consists of securities with durations above, below and at the average duration. The Adviser may use this structure, for example, when it expects longer-term and shorter-term interest rates to change by approximately the same amount.

Third, the Adviser tries to obtain securities issued by agencies and instrumentalities of the United States that it expects to provide better returns than U.S. Treasury securities of comparable duration. The Adviser generally uses ongoing relative value analysis to compare current yield differences of securities to their historical and expected yield differences.

The Adviser's interest rate outlook is the most important factor in selecting the methods used to manage the Fund's portfolio. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

In selecting individual securities, the Adviser analyzes how the security should perform in response to expected interest rate changes as compared to other securities of comparable risk.

Because the Fund refers to U.S. government securities in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government securities.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

What are the Principal Securities in Which the Fund Invests?

The Fund invests in the following types of U.S. government securities:

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE).

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Due to the Fund's average duration policy, it is expected to have less interest rate risk than Federated U.S. Government Securities Fund: 2-5 Years, which has a longer average duration than the Fund. The Fund is expected, however, to have greater interest rate risk than a money market fund.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $40 million. There is no required minimum subsequent investment amount.

How is the Fund Sold?

The Fund offers three Share classes: Institutional Shares, Institutional Service Shares, and Class Y Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class Y Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

Susan M. Nason

Susan M. Nason has been the Fund's Portfolio Manager since September 1991. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

Robert J. Ostrowski

Robert J. Ostrowski has been the Fund's Portfolio Manager since September 1997. Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He currently serves as a Senior Portfolio Manager and as Co-head of the High Grade Corporate and Government Investment groups. He has been a Senior Vice President of the Fund's Adviser since 1997 and served as a Vice President of the Fund's Adviser from 1996 to 1997. Prior to that, Mr. Ostrowski served as a Vice President of a Federated advisory subsidiary from 1993 to 1996. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years or since inception if the life of the Share class is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, Independent Auditors, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 28.

 

	  	Year Ended 2/28/2003	   	  	Period Ended 2/28/2002	[1]
Net Asset Value, Beginning of Period	   	$10.70	   	   	$10.60	   
Income From Investment Operations:	   	   	   	   	   	   
Net investment income	   	0.34	   	   	0.25	   
Net realized and unrealized gain on investments	   	0.12	   	   	0.10	   

TOTAL FROM INVESTMENT OPERATIONS	   	0.46	   	   	0.35	   

Less Distributions:	   	   	   	   	   	   
Distributions from net investment income	   	(0.34)		   	(0.25)

Net Asset Value, End of Period	   	$10.82	   	   	$10.70	   

Total Return[2]	   	4.35%		   	3.32%

   	   	   	   	   	   	   
Ratios to Average Net Assets:	   	   	   	   	   	   

Expenses	   	0.30%		   	0.30%[3]

Net investment income	   	3.12%		   	4.03%[3]

Expense waiver/reimbursement[4]	   	0.26%		   	0.26%[3]

Supplemental Data:	   	   	   	   	   	   

Net assets, end of period (000 omitted)	   	$100,036	   	   	$75,240	   

Portfolio turnover	   	76%		   	99%

1 Reflects operations for the period from August 1, 2001 (date of initial public investment) to February 28, 2002.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

February 28, 2003

 

Principal Amount		  		  	Value
   	   	   	U.S. TREASURY NOTES--73.9%	   	   	   
	$10,000,000	   	4.250%, 11/15/2003	   		$10,210,200
   	15,000,000	   	3.000%, 11/30/2003	   	   	15,200,400
   	27,000,000	   	3.250%, 12/31/2003	   	   	27,453,600
   	52,000,000	   	3.000%, 1/31/2004	   	   	52,840,840
   	15,000,000	   	4.750%, 2/15/2004	   	   	15,505,050
   	15,000,000	   	3.625%, 3/31/2004	   	   	15,379,650
   	26,000,000	   	3.375%, 4/30/2004	   	   	26,629,720
   	17,000,000	   	3.250%, 5/31/2004	   	   	17,411,740
   	32,000,000	   	2.875%, 6/30/2004	   	   	32,664,960
   	45,000,000	   	2.250%, 7/31/2004	   	   	45,583,650
   	26,000,000	   	2.125%, 8/31/2004	   	   	26,296,660
   	25,000,000	   	1.875%, 9/30/2004	   	   	25,191,500
   	15,000,000	   	2.125%, 10/31/2004	   	   	15,180,450
   	25,000,000	   	7.875%, 11/15/2004	   	   	27,726,500
   	15,000,000	   	2.000%, 11/30/2004	   	   	15,150,000
   	47,000,000	   	1.625%, 1/31/2005	   	   	47,117,500
   	15,000,000	   	1.500%, 2/28/2005	   	   	14,990,700
   	23,000,000	   	4.625%, 5/15/2006	   	   	24,836,320
   	14,860,820	   	3.375%, 1/15/2007	   	   	16,467,720

   	   	   	TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $465,647,230)	   	   	471,837,160

   	   	   	U.S. GOVERNMENT AGENCIES--22.4%	   	   	   
   	   	   	Federal Home Loan Bank--17.0%	   	   	   
   	28,500,000	   	6.875%, 8/15/2003	   	   	29,229,030
   	13,000,000	   	5.250%, 2/13/2004	   	   	13,490,490
   	26,000,000	   	4.875%, 4/16/2004	   	   	27,018,940
   	10,000,000	   	4.750%, 6/28/2004	   	   	10,441,700
   	12,000,000	   	3.875%, 12/15/2004	   	   	12,483,240
   	15,000,000	   	4.375%, 2/15/2005	   	   	15,784,950

   	   	   	TOTAL	   	   	108,448,350

Principal Amount or Shares		  		  	Value
   	   	   	U.S. GOVERNMENT AGENCIES--continued	   	   	   
   	   	   	Federal National Mortgage Association--5.4%	   	   	   
	$10,000,000	   	3.000%, 7/29/2004	   		$10,062,700
   	23,000,000	   	6.500%, 8/15/2004	   	   	24,677,160

   	   	   	TOTAL	   	   	34,739,860

   	   	   	TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $139,469,127)	   	   	143,188,210

   	   	   	MUTUAL FUND--3.5%	   	   	   
   	22,044,418	   	Government Obligations Fund (at net asset value)	   	   	22,044,418

   	   	   	TOTAL INVESTMENTS (IDENTIFIED COST $627,160,775)[1]	   		$637,069,788

1 The cost of investments for federal tax purposes amounts to $627,160,775.

Note: The categories of investments are shown as a percentage of net assets ($638,241,027) at February 28, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2003

 

Assets:	  	   	   	  	   	   	   
Total investments in securities, at value (identified cost $627,160,775)	   	   	   	   		$637,069,788	   
Income receivable	   	   	   	   	   	3,714,122	   
Receivable for investments sold	   	   	   	   	   	20,855,195	   
Receivable for shares sold	   	   	   	   	   	2,724,728	   

TOTAL ASSETS	   	   	   	   	   	664,363,833	   

Liabilities:	   	   	   	   	   	   	   
Payable for investments purchased	   		$25,132,206	   	   	   	   
Payable for shares redeemed	   	   	501,547	   	   	   	   
Income distribution payable	   	   	354,592	   	   	   	   
Accrued expenses	   	   	134,461	   	   	   	   

TOTAL LIABILITIES	   	   	   	   	   	26,122,806	   

Net assets for 58,994,777 shares outstanding	   	   	   	   		$638,241,027	   

Net Assets Consist of:	   	   	   	   	   	   	   
Paid in capital	   	   	   	   		$633,271,773	   
Net unrealized appreciation of investments	   	   	   	   	   	9,909,013	   
Accumulated net realized loss on investments	   	   	   	   	   	(4,937,870)
Distributions in excess of net investment income	   	   	   	   	   	(1,889)

TOTAL NET ASSETS	   	   	   	   		$638,241,027	   

Net Asset Value, Offering Price and Redemption Proceeds Per Share	   	   	   	   	   	   	   
Institutional Shares:	   	   	   	   	   	   	   
$456,095,912 ÷ 42,158,116 shares outstanding	   	   	   	   	   	$10.82	   

Institutional Service Shares:	   	   	   	   	   	   	   
$82,109,240 ÷ 7,589,874 shares outstanding	   	   	   	   	   	$10.82	   

Class Y Shares:	   	   	   	   	   	   	   
$100,035,875 ÷ 9,246,787 shares outstanding	   	   	   	   	   	$10.82	   

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended February 28, 2003

 

Investment Income:	  	   	   	   	  	   	   	   	  	   	   
Interest (including income on securities loaned of $37,875)	   	   	   	   	   	   	   	   	   		$19,025,713

Expenses:	   	   	   	   	   	   	   	   	   	   	   
Investment adviser fee	   	   	   	   	   		$2,220,846	   	   	   	   
Administrative personnel and services fee	   	   	   	   	   	   	417,519	   	   	   	   
Custodian fees	   	   	   	   	   	   	27,821	   	   	   	   
Transfer and dividend disbursing agent fees and expenses	   	   	   	   	   	   	183,335	   	   	   	   
Directors'/Trustees' fees	   	   	   	   	   	   	14,683	   	   	   	   
Auditing fees	   	   	   	   	   	   	14,436	   	   	   	   
Legal fees	   	   	   	   	   	   	4,442	   	   	   	   
Portfolio accounting fees	   	   	   	   	   	   	138,371	   	   	   	   
Distribution services fee--Institutional Service Shares	   	   	   	   	   	   	212,220	   	   	   	   
Shareholder services fee--Institutional Shares	   	   	   	   	   	   	957,539	   	   	   	   
Shareholder services fee--Institutional Service Shares	   	   	   	   	   	   	212,220	   	   	   	   
Share registration costs	   	   	   	   	   	   	63,292	   	   	   	   
Printing and postage	   	   	   	   	   	   	34,855	   	   	   	   
Insurance premiums	   	   	   	   	   	   	1,110	   	   	   	   
Miscellaneous	   	   	   	   	   	   	17,151	   	   	   	   

TOTAL EXPENSES	   	   	   	   	   	   	4,519,840	   	   	   	   

Waivers and Reimbursement:	   	   	   	   	   	   	   	   	   	   	   
Waiver of investment adviser fee	   		$(1,380,533)		   	   	   	   	   	   	   
Waiver of shareholder services fee--Institutional Shares	   	   	(38,301)		   	   	   	   	   	   	   
Waiver of shareholder services fee--Institutional Service Shares	   	   	(8,489)		   	   	   	   	   	   	   
Waiver of transfer and dividend disbursing agent fees and expenses	   	   	(12,579)		   	   	   	   	   	   	   
Reimbursement of investment adviser fee	   	   	(51,908)		   	   	   	   	   	   	   

TOTAL WAIVERS AND REIMBURSEMENT	   	   	   	   	   	   	(1,491,810)		   	   	   

Net expenses	   	   	   	   	   	   	   	   	   	   	3,028,030

Net investment income	   	   	   	   	   	   	   	   	   	   	15,997,683

Realized and Unrealized Gain on Investments:	   	   	   	   	   	   	   	   	   	   	   
Net realized gain on investments	   	   	   	   	   	   	   	   	   	   	5,248,065
Net change in unrealized appreciation of investments	   	   	   	   	   	   	   	   	   	   	857,424

Net realized and unrealized gain on investments	   	   	   	   	   	   	   	   	   	   	6,105,489

Change in net assets resulting from operations	   	   	   	   	   	   	   	   	   		$22,103,172

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

 

 

Year Ended February 28	  	   	2003	   	  	   	2002	   
Increase (Decrease) in Net Assets	   	   	   	   	   	   	   	   
Operations:	   	   	   	   	   	   	   	   
Net investment income	   		$15,997,683	   	   		$20,552,636	   
Net realized gain on investments	   	   	5,248,065	   	   	   	5,956,821	   
Net change in unrealized appreciation of investments	   	   	857,424	   	   	   	1,726,061	   

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	   	   	22,103,172	   	   	   	28,235,518	   

Distributions to Shareholders:	   	   	   	   	   	   	   	   
Distributions from net investment income	   	   	   	   	   	   	   	   
Institutional Shares	   	   	(11,048,199)		   	   	(16,533,876)
Institutional Service Shares	   	   	(2,231,289)		   	   	(2,378,917)
Class Y Shares	   	   	(2,723,518)		   	   	(1,641,755)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	   	   	(16,003,006)		   	   	(20,554,548)

Share Transactions:	   	   	   	   	   	   	   	   
Proceeds from sale of shares	   	   	456,126,192	   	   	   	293,240,869	   
Net asset value of shares issued to shareholders in payment of distributions declared	   	   	11,515,677	   	   	   	13,883,830	   
Cost of shares redeemed	   	   	(342,472,992)		   	   	(262,649,021)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	   	   	125,168,877	   	   	   	44,475,678	   

Change in net assets	   	   	131,269,043	   	   	   	52,156,648	   

Net Assets:	   	   	   	   	   	   	   	   
Beginning of period	   	   	506,971,984	   	   	   	454,815,336	   

End of period (including (distributions in excess of) undistributed net investment income of $(1,889) and $3,434, respectively)	   		$638,241,027	   	   		$506,971,984	   

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2003

ORGANIZATION

Federated U.S. Government Securities Fund: 1-3 Years (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class Y Shares. The investment objective of the Fund is to provide current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end, regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of February 28, 2003, the Fund had no securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in capital stock were as follows:

 

Year Ended February 28		2003							2002
Institutional Shares:	  	Shares		  		Amount		  	Shares		  		Amount
Shares sold	   	21,285,715	   	   		$229,370,553	   	   	13,028,745	   	   		$138,446,518	   
Shares issued to shareholders in payment of distributions declared	   	634,775	   	   	   	6,830,479	   	   	962,189	   	   	   	10,221,970	   
Shares redeemed	   	(13,894,337)		   	   	(149,356,846)		   	(17,823,738)		   	   	(189,282,465)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	   	8,026,153	   	   		$86,844,186	   	   	(3,832,804)		   		$(40,613,977)

 	 	 	 	 	 	 	 	 	 	 	 	 	 	 
Year Ended February 28		2003							2002
Institutional Service Shares:		Shares				Amount			Shares				Amount
Shares sold	   	12,280,209	   	   		$132,135,249	   	   	4,940,228	   	   		$52,638,339	   
Shares issued to shareholders in payment of distributions declared	   	182,167	   	   	   	1,961,548	   	   	190,011	   	   	   	2,020,095	   
Shares redeemed	   	(11,102,793)		   	   	(119,610,602)		   	(4,147,773)		   	   	(44,226,955)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	   	1,359,583	   	   		$14,486,195	   	   	982,466	   	   		$10,431,479	   

 	 	 	 	 	 	 	 	 	 	 	 	 	 	 
		Year Ended 2/28/2003							Period Ended 2/28/2002[1]
Class Y Shares:		Shares				Amount			Shares				Amount
Shares sold	   	8,789,846	   	   		$94,620,390	   	   	9,604,097	   	   		$102,156,012	   
Shares issued to shareholders in payment of distributions declared	   	253,072	   	   	   	2,723,650	   	   	153,377	   	   	   	1,641,765	   
Shares redeemed	   	(6,830,233)		   	   	(73,505,544)		   	(2,723,372)		   	   	(29,139,601)

NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	   	2,212,685	   	   		$23,838,496	   	   	7,034,102	   	   		$74,658,176	   

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	   	11,598,421	   	   	   	125,168,877	   	   	4,183,764	   	   		$44,475,678	   

1 For the period from August 1, 2001 (date of initial public investment) to February 28, 2002.

FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended February 28, 2003 and 2002, was as follows:

 

   	  	2003	  	2002
Ordinary income[1]	 	$16,003,006	   	$20,554,548

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of February 28, 2003, the components of distributable earnings on a tax basis were as follows:

 

Undistributed ordinary income	  	$352,703

Unrealized appreciation	   	$9,909,013

Capital loss carryforward	   	$4,937,870

At February 28, 2003, the cost of investments for federal tax purposes was $627,160,775. The net unrealized appreciation of investments for federal tax purposes was $9,909,013. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,909,175 and net unrealized depreciation from investments for those securities having an excess of cost over value of $162.

At February 28, 2003, the Fund had a capital loss carryforward which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 

Expiration Year	  	Expiration Amount
2008	   	$2,364,261

2009	   	$2,573,609

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Government Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of long-term U.S. government securities for the year ended February 28, 2003, were as follows:

 

Purchases	  	$523,135,121

Sales	 	$405,415,636

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended February 28, 2003, the Fund did not designate any long-term capital gains dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated U.S. Government Securities Fund: 1-3 Years (the "Fund"), as of February 28, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2003 by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated U.S. Government Securities Fund: 1-3 Years at February 28, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Ernst & Young LLP

Boston, Massachusetts
April 14, 2003

Board of Trustees and Fund Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 140 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; CCMI Funds--two portfolios; Regions Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

 

 	 	 

Name Birth Date Address Positions Held with Fund Date Service Began	  	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1984	 	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.
 	 	 

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: July 1999	 

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

 	 	 

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	 

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

 	 	 

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

 

 	 	 

Name Birth Date Address Positions Held with Fund Date Service Began	  	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	 

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

 	 	 

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991	 

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

 	 	 

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	 

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

 	 	 

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	 

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

 	 	 

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	 

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

 	 	 

 	 	 

Name Birth Date Address Positions Held with Fund Date Service Began	  	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	 

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

 	 	 

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	 

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

 	 	 

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984	 

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

 	 	 

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	 

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

 	 	 

OFFICERS

 

 	 	 

Name Birth Date Positions Held with Fund	  	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT	 

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

 	 	 

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	 	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.
 	 	 

Richard J. Thomas Birth Date: June 17, 1954 VICE PRESIDENT	 	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.
 	 	 

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT	 

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

 	 	 

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER	 

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

 	 	 

Susan M. Nason Birth Date: August 29, 1961 VICE PRESIDENT	 

Susan M. Nason has been the Fund's Portfolio Manager since September 1991. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

 	 	 

A Statement of Additional Information (SAI) dated April 30, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-3947

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

Cusip 31428M308

26466 (4/03)

&

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
Statement of additional Information

April 30, 2003

Class Y Shares

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI in  conjunction  with the  prospectus  for Class Y Shares of Federated  U.S.
Government  Securities Fund: 1-3 Years (Fund),  dated April 30, 2003. Obtain the prospectus and the Annual Report's  Management's  Discussion of Fund Performance
without charge by calling 1-800-341-7400.

                                    Contents
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Subaccounting Services
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to the Fund?
                                    How Does the Fund Measure Performance?
                                    Who is Federated Investors, Inc.?
                                    Addresses

27405 (4/03)

HOW IS THE FUND ORGANIZED?

The Fund is a  diversified  open-end,  management  investment  company  that was established  under the laws of the  Commonwealth of  Massachusetts on January 3,
1984. The Fund changed its name from Federated  Short - Intermediate  Government
Trust to Federated U.S. Government Securities Fund: 1-3 Years on April 13, 1995.
Class Y Shares was added to the Fund on May 21, 2001.

The Board of Trustees (the Board) has established three classes of shares of the
Fund, known as Institutional  Shares,  Institutional  Service Shares and Class Y
Shares  (Shares).  This SAI  relates to Class Y Shares.  The  Fund's  investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In  pursuing  its  investment  strategy,  the Fund may  invest in the  following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest,  dividends or distributions at a specified rate.  The  rate  may  be a  fixed  percentage  of  the  principal  or  adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities  provide more regular  income than equity  securities.  However,  the returns on fixed income securities are limited and normally do not increase with the issuer's  earnings.  This limits the potential  appreciation of fixed income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a  security  as a percentage of its price. A security's yield will increase or decrease  depending upon whether it costs less (a discount) or more (a premium)  than the  principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount  or  premium  security  may change  based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

The following  describes the types of fixed income  securities in which the Fund may invest:

Treasury Securities
Treasury  securities  are direct  obligations  of the federal  government of the
United States.  Treasury  securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency  securities  are  issued  or  guaranteed  by a  federal  agency  or other government sponsored entity acting under federal authority (a "GSE"). The United
States  supports  some GSEs with its full faith and credit.  Other GSEs  receive support through federal subsidies,  loans or other benefits.  A few GSEs have no explicit financial  support,  but are regarded as having implied support because
the  federal  government  sponsors  their  activities.   Agency  securities  are
generally  regarded  as having  low  credit  risks,  but not as low as  treasury securities.

Zero Coupon Securities

Zero coupon  securities  do not pay interest or principal  until final  maturity unlike debt securities that provide periodic  payments of interest  (referred to as a "coupon  payment").  Investors buy zero coupon  securities at a price below the amount payable at maturity.  The  difference  between the purchase price and the amount paid at  maturity  represents  interest on the zero coupon  security.
Investors  must wait until  maturity to receive  interest and  principal,  which increases the interest rate and credit risks of a zero coupon security.

There are many forms of zero  coupon  securities.  Some are issued at a discount and are  referred to as zero coupon or capital  appreciation  bonds.  Others are created  from  interest  bearing  bonds by  separating  the right to receive the bond's  coupon  payments  from the right to receive the bond's  principal due at maturity,  a process known as "coupon  stripping."  Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities.  In addition, some securities give the issuer the option to deliver additional  securities in place of cash interest  payments,  thereby  increasing the amount payable at maturity.
These are referred to as pay-in-kind or PIK securities.

Special Transactions

Repurchase Agreements

Repurchase  agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the  security  back at a mutually  agreed-upon time and price.  The  repurchase  price exceeds the sale price,  reflecting  the
Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying security.  The Fund will enter into repurchase agreements only with  banks and other  recognized  financial  institutions,  such as  securities dealers, deemed creditworthy by the Adviser.

The Fund's  custodian or  subcustodian  will take  possession of the  securities subject to repurchase  agreements.  The Adviser or subcustodian will monitor the value of the  underlying  security  each  day to  ensure  that the  value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Delayed Delivery Transactions

Delayed  delivery   transactions,   including  when-issued   transactions,   are
arrangements in which the Fund buys securities for a set price, with payment and delivery  of the  securities  scheduled  for a future  time.  During  the period between  purchase and  settlement,  no payment is made by the Fund to the issuer and no interest  accrues to the Fund. The Fund records the  transaction  when it agrees to buy the securities  and reflects their value in determining  the price of its shares. Settlement dates may be a month or more after entering into these transactions  so that the market values of the  securities  bought may vary from the purchase prices.  Therefore,  delayed delivery  transactions create interest rate risks and leverage risks for the Fund.  Delayed delivery  transactions also involve credit risks in the event of a counterparty default.

Securities Lending

The Fund may lend portfolio  securities to borrowers  that the Fund's  custodian deems creditworthy.  In return, the Fund receives cash or liquid securities from the borrower as collateral.  The borrower must furnish additional  collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the  equivalent  of any  dividends  or interest  received on the loaned securities.

The Fund  will  reinvest  cash  collateral  in  securities  that  qualify  as an acceptable  investment for the Fund. However,  the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.  The
Fund will not have the right to vote on securities  while they are on loan,  but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative  and  custodial  fees  in  connection  with a loan  and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks, leverage risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with  derivatives  contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting  transaction  or set aside readily  marketable  securities  with a value that equals or exceeds the Fund's  obligations.  Unless the Fund has other readily  marketable  assets to set aside,  it cannot trade assets used to secure such  obligations  without  entering into an offsetting  derivative  contract or terminating  a special  transaction.  This may cause the Fund to miss  favorable trading  opportunities  or to realize losses on derivative  contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements

The  Securities  and Exchange  Commission  (SEC) has granted an  exemption  that permits  the Fund and all other  funds  advised  by  subsidiaries  of  Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes  directly  to and from other  Federated  funds.  Participation  in this inter-fund  lending  program is voluntary for both  borrowing and lending funds, and an  inter-fund  loan is only made if it benefits  each  participating  fund.
Federated  Investors,  Inc.  (Federated)  administers  the program  according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in
the  exemption,   which  are  designed  to  assure   fairness  and  protect  all
participating funds.

For  example,  inter-fund  lending  is  permitted  only (a) to meet  shareholder redemption  requests,  and (b) to meet commitments arising from "failed" trades.
All  inter-fund  loans  must be  repaid  in  seven  days  or  less.  The  Fund's participation  in this program must be consistent  with its investment  policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of  interest  to be  charged is more  attractive  to the lending fund than  market-competitive  rates on overnight repurchase  agreements
(Repo Rate) and more  attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated  bank for short-term  borrowings  (Bank
Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Investing in Securities of Other Investment Companies

The Fund may invest  its assets in  securities  of other  investment  companies, including the securities of affiliated money market funds, as an efficient means of carrying out its  investment  policies and managing its  uninvested  cash. It should be noted  that  investment  companies  incur  certain  expenses,  such as management fees, and,  therefore,  any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

INVESTMENT RISKS

There are many factors which may affect an  investment  in the Fund.  The Fund's principal  risks are described in its  prospectus.  Additional  risk factors are outlined below.

Credit Risks

Credit  risk is the  possibility  that an issuer  will  default on a security by failing to pay interest or principal when due. If an issuer  defaults,  the Fund will lose money.

Call Risks

Call risk is the  possibility  that an issuer may redeem a fixed income security before  maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's  price.  If a fixed income security is called,  the Fund may have to reinvest  the  proceeds in other fixed income securities with lower interest rates,  higher credit risks, or other less favorable characteristics.

Leverage Risks

Leverage risk is created when an investment  exposes the Fund to a level of risk that  exceeds the amount  invested.  Changes in the value of such an  investment magnify the Fund's risk of loss and potential for gain.

Fundamental INVESTMENT Objective

The  investment  objective  of  the  Fund  is to  provide  current  income.  The investment  objective may not be changed by the Fund's Board of Trustees without shareholder approval.

INVESTMENT LIMITATIONS

Diversification

With respect to securities  comprising 75% of the value of its total assets, the
Fund will not  purchase  securities  of any one issuer  (other  than cash;  cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities  and repurchase  agreements  collateralized by such U.S. government  securities;  and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in the  securities  of that  issuer,  or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration

The Fund will not make investments that will result in the  concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government  securities,  municipal  securities and bank  instruments will not be deemed to constitute an industry.

Underwriting

The Fund may not underwrite  the  securities of other  issuers,  except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio  securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities

The Fund may not purchase or sell physical  commodities,  provided that the Fund may purchase securities of companies that deal in commodities.

Investing in Real Estate

The Fund may not purchase or sell real estate,  provided  that this  restriction does not prevent the Fund from  investing  in issuers  which  invest,  deal,  or otherwise  engage in  transactions  in real  estate  or  interests  therein,  or investing in  securities  that are secured by real estate or interests  therein.
The Fund may exercise its rights under  agreements  relating to such securities, including  the right to  enforce  security  interests  and to hold  real  estate acquired by reason of such enforcement  until that real estate can be liquidated in an orderly manner.

Borrowing Money and Issuing Senior Securities

The Fund may borrow money,  directly or indirectly,  and issue senior securities to the maximum extent  permitted under the Investment  Company Act of 1940 (1940
Act).

Lending

The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing  debt  obligations,  entering into  repurchase  agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above  limitations  cannot be changed unless  authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act.  The  following  limitations,  however,  may be  changed  by the Board without shareholder approval.  Shareholders will be notified before any material change in these limitations becomes effective.

Purchases on Margin

The Fund will not  purchase  securities  on margin,  provided  that the Fund may obtain short-term  credits necessary for the clearance of purchases and sales of securities.

Pledging Assets

The Fund will not mortgage,  pledge or hypothecate  any of its assets,  provided that this shall not apply to the transfer of securities  in connection  with any
permissible   borrowing  or  to  collateral   arrangements  in  connection  with
permissible activities.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment,  a later increase or decrease in percentage resulting from any change in value or net assets  will not result in a  violation  of such restriction.

The Fund did not borrow money or pledge  securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.

As a matter of operating policy, the Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

For  purposes  of the above  limitations,  the Fund  considers  certificates  of deposit and demand and time deposits  issued by a U.S. branch of a domestic bank or savings  association having capital,  surplus and undivided profits in excess of  $100,000,000  at the time of  investment  to be "cash  items."  Except  with respect to borrowing  money,  if a percentage  limitations  is adhered to at the time of investment,  a later  increase or decrease in percentage  resulting from any  change  in value or net  assets  will not  result  in a  violation  of such limitation.

PORTFOLIO TURNOVER

The Fund will not  attempt to set or meet a  portfolio  turnover  rate since any turnover will be incidental to transactions  undertaken in an attempt to achieve the Fund's investment objective. During the fiscal years ended February 28, 2003 and  February  28,  2002,  the  portfolio  turnover  rates  were  76%  and  99%, respectively.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

o    for fixed  income  securities,  according to the mean between bid and asked prices as furnished by an independent  pricing  service,  except that fixed income  securities  with  remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o    for all other  securities  at fair value as determined in good faith by the
     Board.

Prices  provided by  independent  pricing  services  may be  determined  without relying exclusively on quoted prices and may consider  institutional  trading in similar groups of securities,  yield,  quality,  stability,  risk,  coupon rate, maturity,  type of issue,  trading  characteristics,  and other  market  data or factors.  From time to time,  when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may  differ  due to the  variance  in daily net income  realized by each class.  Such  variance  will  reflect  only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the  Distributor's  Contract  with the Fund,  the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

SUPPLEMENTAL PAYMENTS

Investment  professionals (such as broker/dealers or banks) may be paid fees, in significant  amounts,  out of the  assets of the  Distributor  and/or  Federated
Shareholder  Services Company.  (These fees do not come out of Fund assets.) The
Distributor and/or Federated  Shareholder  Services Company may be reimbursed by the Adviser or its affiliates.

Investment  professionals  receive such fees for providing  distribution-related and/or shareholder services, such as advertising,  providing incentives to their sales  personnel,  sponsoring  other  activities  intended to promote sales, and maintaining shareholder accounts.  These payments may be based upon such factors as the number or value of Shares the investment  professional sells or may sell;
the value of client  assets  invested;  and/or  the type and  nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain   investment   professionals  may  wish  to  use  the  transfer  agent's
subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Investment  professionals  holding  Shares  in a  fiduciary,  agency, custodial or similar capacity may charge or pass through  subaccounting  fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of Shares.
This information should,  therefore, be read together with any agreement between the customer and the investment  professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although  the Fund  intends to pay Share  redemptions  in cash,  it reserves the right, as described  below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because  the Fund has  elected to be  governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share  redemptions  to any one  shareholder in cash only up to the lesser of  $250,000 or 1% of the net assets  represented  by such
Share class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash unless the Fund's Board  determines  that payment  should be in kind.  In such a case,  the Fund will pay all or a portion of the remainder of the  redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio  securities  will be selected in a manner that the Fund's  Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity  could receive less than the  redemption  value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under  certain  circumstances,  shareholders  may be held  personally  liable as partners  under  Massachusetts  law for  obligations of the Fund. To protect its shareholders,  the  Fund has  filed  legal  documents  with  Massachusetts  that expressly  disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely  event a shareholder  is held  personally  liable for the Fund's obligations,  the  Fund is  required  by the  Declaration  of  Trust  to use its property to protect or compensate  the  shareholder.  On request,  the Fund will defend any claim made and pay any judgment  against a shareholder for any act or obligation of the Fund. Therefore,  financial loss resulting from liability as a shareholder  will occur only if the Fund itself cannot meet its  obligations  to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder  one vote in Trustee  elections and other matters submitted to shareholders for vote.

All  Shares  of the Fund  have  equal  voting  rights,  except  that in  matters affecting  only a  particular  class,  only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting.  A special  meeting of  shareholders  will be called by the Board upon the  written request of shareholders who own at least 10% of the Fund's outstanding Shares of all series entitled to vote.

As of April 4, 2003, the following  shareholders owned of record,  beneficially, or both, 5% or more of outstanding Class Y Shares:  Thrift Plan for Employees of the Federal Reserve System,  Newark,  NJ owned  approximately  9,476,047  Shares
(99.98%).

Shareholders  owning 25% or more of outstanding  Shares may be in control and be able  to  affect  the  outcome  of  certain  matters  presented  for a  vote  of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet  requirements  of Subchapter M of the Internal  Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive  special tax  treatment  and will be subject to federal corporate income tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TrUSTEES

The Board is  responsible  for  managing  the Fund's  business  affairs  and for exercising all the Fund's powers except those reserved for the shareholders. The following  tables  give  information  about  each  Board  member  and the senior officers of the Fund. Where required,  the tables  separately list Board members who are "interested persons" of the Fund (i.e.,  "Interested" Board members) and those who are not (i.e.,  "Independent" Board members).  Unless otherwise noted, the address of each person  listed is Federated  Investors  Tower,  1001 Liberty
Avenue,  Pittsburgh,  PA. The Federated  Fund Complex  consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex;  serves for an indefinite term;  and also serves as a Board  member of the  following  investment  company complexes:  Banknorth Funds-four portfolios; CCMI Funds-two portfolios;  Regions
Funds-nine  portfolios;  Riggs Funds-eight  portfolios;  and WesMark  Funds-five portfolios.

As of April 4, 2003, the Fund's Board and Officers as a group owned less than 1%
of the Fund's outstanding Institutional Shares and Institutional Service Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

        Name           Principal Occupation(s) for Past   Aggregate       Total
     Birth Date        Five Years, Other Directorships    Compensation    Compensation
      Address          Held and Previous Position(s)      From Fund       From Fund and
Positions Held with                                       (past           Federated Fund
        Fund                                              fiscal          Complex
--------------------                                      year)           (past calendar year)
 Date Service Began

                      Principal Occupations: Chief            $0              $0
John F. Donahue*      Executive Officer and Director
Birth Date: July      or Trustee of the Federated Fund
28, 1924              Complex; Chairman and Director,
CHAIRMAN AND TRUSTEE  Federated Investors, Inc.;
Began serving:        Chairman, Federated Investment
January 1984          Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: President        $0              $0
J. Christopher        or Executive Vice President of
Donahue*              the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
Began serving: July   Federated Investors, Inc.;
1999                  President, Chief Executive
                      Officer and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; President, Chief
                      Executive Officer and Director,
                      Federated Global Investment
                      Management Corp.; President and
                      Chief Executive Officer,
                      Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director,
                      Federated Services Company.

                      Previous Position: President,
                      Federated Investment Counseling.

                      Principal Occupations: Director     $1,312.37    $148,500
Lawrence D. Ellis,    or Trustee of the Federated Fund
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
August 1987
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family  relationships and reasons for "interested"  status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with  Federated  and its  subsidiaries.  Lawrence  D.  Ellis,  M.D. is
"interested"  because  his  son-in-law  is  employed  by  the  Fund's  principal underwriter, Federated Securities Corp.
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                      Principal Occupation(s) for Past   Aggregate        Total
        Name          Five Years, Other Directorships    Compensation     Compensation
     Birth Date       Held and Previous Position(s)      From Fund        From Fund and
      Address                                            (past            Federated Fund
Positions Held with                                      fiscal year)     Complex
        Fund                                                              (past calendar year)
 Date Service Began
                      Principal Occupation: Director        $1,443.61         $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
October 1995          University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director       $1,443.61         $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &               Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 Tamiami          Previous Positions: President,
Trail                 Investment Properties
N. Naples, FL         Corporation; Senior Vice
TRUSTEE               President, John R. Wood and
Began serving:        Associates, Inc., Realtors;
August 1991           President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director        $1,443.61         $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director, Michael Baker
Pittsburgh, PA        Corporation (engineering and
TRUSTEE               energy services worldwide).
Began serving:
February 1998         Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director        $1,312.37         $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham &
Began serving:        Co., Inc. (strategic business
January 1999          consulting); Trustee Associate,
                      Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director        $1,312.37         $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
TRUSTEE               Previous Positions:
Began serving:        Representative, Commonwealth of
August 1991           Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director       $1,443.61         $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 1999          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations: Director       $1,574.84         $178,200
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica &
Duquesne University   Murray.
Pittsburgh, PA
TRUSTEE               Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
February 1995         (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director    $1,312.3700         $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving:        Previous Positions: National
February 1984         Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director      $1,312.37         $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving:        Products, Inc. (distributor of
January 1999          portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly, Inc.

OFFICERS**
--------------------------------------------------------------------------------------

Name
Birth Date
Address
Positions Held with Fund      Principal Occupation(s) and Previous Position(s)

                              Principal Occupations: President, Executive Vice
Edward C. Gonzales            President and Treasurer of some of the Funds in the
Birth Date: October 22, 1930  Federated Fund Complex; Vice Chairman, Federated
EXECUTIVE VICE PRESIDENT      Investors, Inc.; Trustee, Federated Administrative
                              Services.

                              Previous Positions: Trustee or Director of some of the
                              Funds in the Federated Fund Complex; CEO and Chairman,
                              Federated Administrative Services; Vice President,
                              Federated Investment Management Company, Federated
                              Investment Counseling, Federated Global Investment
                              Management Corp. and Passport Research, Ltd.; Director
                              and Executive Vice President, Federated Securities
                              Corp.; Director, Federated Services Company; Trustee,
                              Federated Shareholder Services Company.

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
                              Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Treasurer of the Federated Fund
Richard J. Thomas             Complex; Senior Vice President, Federated
Birth Date: June 17, 1954     Administrative Services.
TREASURER
                              Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: President or Vice President of
Richard B. Fisher             some of the Funds in the Federated Fund Complex; Vice
Birth Date: May 17, 1923      Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                Federated Securities Corp.

                              Previous Positions: Director or Trustee of some of the
                              Funds in the Federated Fund Complex; Executive Vice
                              President, Federated Investors, Inc. and Director and
                              Chief Executive Officer, Federated Securities Corp.

                              Principal Occupations: Chief Investment Officer of this
William D. Dawson, III        Fund and various other Funds in the Federated Fund
Birth Date: March 3, 1949     Complex; Executive Vice President, Federated Investment
CHIEF INVESTMENT OFFICER      Counseling, Federated Global Investment Management
                              Corp., Federated Investment Management Company and
                              Passport Research, Ltd.; Director, Federated Global
                              Investment Management Corp. and Federated Investment
                              Management Company; Portfolio Manager, Federated
                              Administrative Services; Vice President, Federated
                              Investors, Inc.

                              Previous Positions: Executive Vice President and Senior
                              Vice President, Federated Investment Counseling
                              Institutional Portfolio Management Services Division;
                              Senior Vice President, Federated Investment Management
                              Company and Passport Research, Ltd.

                              Susan M. Nason has been the Fund's Portfolio Manager
Susan M. Nason                since September 1991.   She is Vice President of the
Birth Date: August 29, 1961   Fund.  Ms. Nason joined Federated in 1987 and has been
VICE PRESIDENT                a Senior Portfolio Manager and Senior Vice President of
                              the Fund's Adviser since 1997. Ms. Nason served as a
                              Portfolio Manager and Vice President of the Adviser
                              from 1993 to 1997. Ms. Nason is a Chartered Financial
                              Analyst and received her M.S.I.A. concentrating in
                              Finance from Carnegie Mellon University.

**    Officers do not receive any compensation from the Fund.
--------------------------------------------------------------------------------------------
Thomas R.  Donahue,  Chief  Financial  Officer,  Vice  President,  Treasurer and
Assistant  Secretary  of  Federated  and an officer of its various  advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University,  Pittsburgh,  Pennsylvania, since May 12, 2000. Mr. John
E.  Murray,  Jr., an  Independent  Trustee of the Fund,  served as  President of
Duquesne from 1988 until his  retirement  from that position in 2001, and became
Chancellor of Duquesne on August 15, 2001.  It should be noted that Mr.  Donahue abstains  on any matter  that comes  before  Duquesne's  Board that  affects Mr.
Murray personally.

COMMITTEES OF THE BOARD
                              Committee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members                                                          Year

Executive John F. Donahue     In between meetings of the full Board,          Two
          John E. Murray,     the Executive Committee generally may
          Jr., J.D., S.J.D.   exercise all the powers of the full Board
                              in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit     Thomas G. Bigley    The Audit Committee reviews and                 Four
          John T. Conroy,     recommends to the full Board the
          Jr.                 independent auditors to be selected to
          Nicholas P.         audit the Fund`s financial statements;
          Constantakis        meets with the independent auditors
          Charles F.          periodically to review the results of the
          Mansfield, Jr.      audits and reports the results to the
                              full Board; evaluates the independence of
                              the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              Fund`s internal audit function; reviews
                              compliance with the Fund`s code of
                              conduct/ethics; reviews valuation issues;
                              monitors inter-fund lending transactions;
                              reviews custody services and issues and
                              investigates any matters brought to the
                              Committee's attention that are within the
                              scope of its duties.

Board ownership of shares in the fund and in the FEDERATED family of Investment companies AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------------
                                                               Aggregate
                                                         Dollar Range of
                                 Dollar Range of         Shares Owned in
Interested                          Shares Owned     Federated Family of
Board Member Name                        in Fund    Investment Companies
John F. Donahue                             None           Over $100,000
J. Christopher Donahue                      None           Over $100,000
Lawrence D. Ellis, M.D.                     None           Over $100,000

Independent
Board Member Name
Thomas G. Bigley                            None           Over $100,000
John T. Conroy, Jr.                         None           Over $100,000
Nicholas P. Constantakis                    None           Over $100,000
John F. Cunningham                          None           Over $100,000
Peter E. Madden                             None           Over $100,000
Charles F. Mansfield, Jr.                   None      $50,001 - $100,000
John E. Murray, Jr., J.D.,                  None           Over $100,000
S.J.D.
Marjorie P. Smuts                           None           Over $100,000
John S. Walsh                               None           Over $100,000

INVESTMENT ADVISER
--------------------------------------------------------------------------------------

The Adviser conducts investment research and makes investment  decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The  Adviser  shall not be liable  to the Fund or any Fund  shareholder  for any losses that may be sustained in the purchase,  holding,  or sale of any security or for  anything  done or  omitted by it,  except  acts or  omissions  involving willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties imposed upon it by its contract with the Fund.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory  contract.  The Board's  decision to approve the contract  reflects the
exercise  of  its  business   judgment  on  whether  to  continue  the  existing
arrangements.  During  its  review  of the  contract  the Board  considers  many factors,  among the most material of which are: the Fund's investment objectives and long term performance;  the Adviser's management philosophy,  personnel, and processes;  the preferences  and  expectations  of Fund  shareholders  and their relative sophistication;  the continuing state of competition in the mutual fund industry;  comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services;  and the Fund's relationship to the
Federated funds.

In  assessing  the  Adviser's  performance  of its  obligations,  the Board also considers  whether  there  has  occurred  a  circumstance  or event  that  would constitute  a reason for it to not renew an advisory  contract.  In this regard, the Board is mindful of the potential  disruptions of the Fund's  operations and various risks, uncertainties and other effects that could occur as a result of a decision to  terminate or not renew an advisory  contract.  In  particular,  the
Board  recognizes  that  most  shareholders  have  invested  in the  Fund on the
strength  of  the  Adviser's   industry  standing  and  reputation  and  in  the
expectation  that the Adviser will have a continuing role in providing  advisory services to the Fund.

The Board also considers the compensation and benefits  received by the Adviser.
This includes fees received for services  provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard,  the
Board is aware that various courts have  interpreted  provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser,  including  the  performance  of the Fund;  the  Adviser's  cost of providing the services;  the extent to which the Adviser may realize  "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the
Adviser and its  affiliates as a result of the Adviser's  relationship  with the
Fund;  performance and expenses of comparable funds; and the extent to which the independent  Board  members are fully  informed  about all facts  bearing on the
Adviser's  service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these  circumstances  in light of its substantial accumulated  experience  in  governing  the Fund and working  with  Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant  amount of  information  about the Fund and the Federated organization.  Federated  provides  much of  this  information  at each  regular meeting of the Board,  and furnishes  additional  reports in connection with the particular  meeting at which the Board's formal review of the advisory contracts
occurs.  In  between  regularly  scheduled  meetings,   the  Board  may  receive
information  on  particular  matters  as the  need  arises.  Thus,  the  Board's evaluation of an advisory  contract is informed by reports covering such matters as: the Adviser's investment philosophy,  personnel,  and processes;  the Fund's short- and long-term  performance  (in absolute terms as well as in relationship to its  particular  investment  program and certain  competitor  or "peer group"
funds),  and  comments  on the  reasons  for  performance;  the Fund's  expenses
(including  the  advisory  fee itself and the overall  expense  structure of the
Fund,  both in absolute  terms and relative to similar and/or  competing  funds, with due regard for contractual or voluntary expense  limitations);  the use and allocation of brokerage  commissions  derived from trading the Fund's  portfolio securities; the nature and extent of the advisory and other services provided to the  Fund by the  Adviser  and its  affiliates;  compliance  and  audit  reports concerning  the Federated  funds and the Federated  companies that service them;
and relevant  developments  in the mutual fund  industry  and how the  Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits  Federated derives from its relationships  with the  Federated  funds.  These reports cover not only the fees under the advisory contracts,  but also fees  received by  Federated's  subsidiaries  for providing other  services to the  Federated  funds under  separate  contracts  (e.g.,  for serving as the Federated funds'  administrator and transfer agent).  The reports also  discuss  any  indirect  benefit  Federated  may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund offered by Federated.

Other Related Services

Affiliates of the Adviser may,  from time to time,  provide  certain  electronic equipment and software to  institutional  customers in order to  facilitate  the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As  required by SEC rules,  the Fund,  its  Adviser,  and its  Distributor  have adopted codes of ethics.  These codes govern  securities  trading  activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these  people to trade in  securities,  including  those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its  shareholders  from abuses in this area,  such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting  brokers and dealers to handle the purchase and sale of portfolio instruments,  the Adviser looks for prompt execution of the order at a favorable price.  The  Adviser  will  generally  use those who are  recognized  dealers in specific portfolio instruments,  except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria,  the Adviser may give  consideration to those firms which have sold or are selling Shares of the Fund and other funds  distributed  by the  Distributor and its affiliates.  The Adviser makes decisions on portfolio  transactions  and selects brokers and dealers subject to review by the Fund's Board.

Investment  decisions  for the Fund are made  independently  from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests  in,  or  disposes  of,  the same  security,  available  investments  or opportunities for sales will be allocated among the Fund and the account(s) in a manner  believed  by the Adviser to be  equitable.  While the  coordination  and ability to  participate  in volume  transactions  may  benefit  the Fund,  it is possible that this procedure could  adversely  impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated,  provides  administrative
personnel  and  services   (including  certain  legal  and  financial  reporting
services)  necessary to operate the Fund.  Federated  Services  Company provides these at the following annual rate of the average  aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
0.075 of 1%               $750 million on assets in excess of

The  administrative  fee  received  during  any  fiscal  year  shall be at least
$125,000  per  portfolio  and  $30,000  per each  additional  class  of  Shares.
Federated  Services  Company may voluntarily  waive a portion of its fee and may reimburse the Fund for expenses.

-------------------------------------------------------------------------------
Federated  Services Company also provides certain  accounting and  recordkeeping services  with respect to the Fund's  portfolio  investments  for a fee based on
Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated  Services Company,  through its registered  transfer agent subsidiary,
Federated  Shareholder  Services  Company,  maintains all necessary  shareholder records.  The Fund pays the  transfer  agent a fee  based on the size,  type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of
America,  which require it to plan and perform its audits to provide  reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
For the Year Ended              2003                 2002           2001
February 28 or 29
Advisory Fee Earned             $2,220,846           $1,922,325     $1,823,189
Advisory Fee Reduction          $1,380,533           $970,301       $7,766
Advisory Fee Reimbursement      $51,908              $1,291         $--
Brokerage Commissions           $--                  $--            $--
Administrative Fee              $417,519             $361,715       $343,215
12b-1 Fee:
 Class Y Shares                 $--                  --             --
Shareholder Services Fee:
  Class Y Shares                $--                  --             --

Fees are  allocated  among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder  services fees, which are borne only by the applicable class of Shares.
-------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating  performance  applicable to all mutual  funds.  The SEC also permits
this  standard  performance   information  to  be  accompanied  by  non-standard
performance information.

The  performance of Shares depends upon such  variables as:  portfolio  quality;
average portfolio maturity;  type and value of portfolio securities;  changes in interest  rates;  changes or  differences  in the Fund's or any class of Shares'
expenses; and various other factors.

Share  performance  fluctuates  on a daily basis  largely  because net  earnings and/or the value of portfolio  holdings  fluctuate daily.  Both net earnings and offering  price per  Share are  factors  in the  computation  of yield and total return.

Average Annual Total Returns and Yield

Total returns are given for the one-year and Start of Performance  periods ended
February 28, 2003.

Yield is given for the 30-day period ended February 28, 2003.

                        30-Day        1 Year   Start of
                        Period                 Performance
                                               on 8/1/2001
Class Y Shares:
Total Return
  Before Taxes         N/A            4.35%    4.87%
  After Taxes on       N/A            3.09%    3.48%
  Distributions
  After Taxes on       N/A            2.65%    3.21%
  Distributions
  and Sale of Shares
Yield                  1.07%          N/A      N/A

--------------------------------------------------------------------------------------

TOTAL RETURN

Total return  represents the change  (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average  annual  total return for Shares is the average  compounded  rate of return for a given period that would equate a $10,000 initial  investment to the ending  redeemable  value of that  investment.  The ending  redeemable  value is computed by  multiplying  the number of Shares owned at the end of the period by the NAV per Share at the end of the  period.  The number of Shares  owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000,  less any  applicable  sales charge,  adjusted over the period  by any  additional  Shares,  assuming  the  annual  reinvestment  of all dividends  and  distributions.  Total  returns  after taxes are  calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day  period;  by (ii) the maximum  offering price per Share on the last day of the period.  This  number is then  annualized using  semi-annual  compounding.  This means that the amount of income generated during the 30-day  period is assumed to be generated  each month over a 12-month period  and is  reinvested  every six  months.  The yield  does not  necessarily reflect income actually earned by Shares because of certain adjustments required by the  SEC  and,  therefore,  may  not  correlate  to the  dividends  or  other distributions paid to shareholders.

To the  extent  investment  professionals  and  broker/dealers  charge  fees  in connection with services  provided in conjunction  with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o    discussions  of economic,  financial and political  developments  and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o    information  about  the  mutual  fund  industry  from  sources  such as the
     Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it  invests,  to a variety of other  investments,  including  federally insured bank products such as bank savings  accounts,  certificates  of deposit, and Treasury bills.

The Fund may  quote  information  from  reliable  sources  regarding  individual countries  and regions,  world stock  exchanges,  and  economic and  demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share  performance.  When  comparing  performance,  you should  consider  all relevant  factors such as the composition of the index used,  prevailing  market conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute  offering  price.  The financial  publications and/or indices which the Fund uses in advertising may include:

Merrill Lynch 1-3 Year Treasury Index
Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking  short-term
U.S.  government  securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

Lipper, Inc.
Lipper figures represent the average of the total returns reported by all of the mutual  funds  designated  by  Lipper,  Inc.  as  falling  into  the  respective categories indicated. These figures do not reflect sales charges.

Merrill Lynch 1-Year Treasury Index
Merrill  Lynch 1-Year  Treasury  Index is an unmanaged  index that tracks 1-Year
Treasury securities.

Merrill Lynch 2-Year Treasury Index
Merrill Lynch 2-Year  Treasury  Index is comprised of the most  recently  issued
2-year U.S.  Treasury  notes.  Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.

Morningstar, Inc.
Morningstar,  Inc.,  an  independent  rating  service,  is the  publisher of the bi-weekly  Mutual  Fund  Values.  Mutual  Fund  Values  rates  more  than  1,000
NASDAQ-listed  mutual  funds of all  types,  according  to  their  risk-adjusted returns.  The maximum  rating is five stars,  and ratings are  effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated  is  dedicated  to  meeting  investor  needs  by  making   structured,
straightforward  and  consistent  investment  decisions.   Federated  investment
products  have  a  history  of  competitive  performance  and  have  gained  the confidence of thousands of financial institutions and individual investors.

Federated's   disciplined  investment  selection  process  is  rooted  in  sound methodologies  backed by  fundamental  and  technical  research.  At  Federated, success in investment management does not depend solely on the skill of a single portfolio  manager.  It is a fusion of individual  talents and  state-of-the-art industry tools and resources.  Federated's  investment process involves teams of portfolio  managers  and  analysts,  and  investment  decisions  are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds
In the  municipal  sector,  as of December 31, 2002,  Federated  managed 14 bond funds with  approximately  $3.2 billion in assets and 22 money market funds with approximately $20.6 billion in total assets. In 1976,  Federated  introduced one of the first  municipal  bond mutual funds in the industry and is now one of the largest  institutional  buyers  of  municipal  securities.  The  Funds may quote statistics  from  organizations  including The Tax  Foundation  and the National
Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the  equity  sector,  Federated  has more  than 31 years'  experience.  As of
December 31, 2002,  Federated  managed 37 equity  funds  totaling  approximately
$16.2 billion in assets across  growth,  value,  equity  income,  international, index and sector (i.e. utility) styles.  Federated's  value-oriented  management style combines  quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In the  corporate  bond sector,  as of December 31, 2002,  Federated  managed 10 money market funds and 9 bond funds with assets  approximating $59.4 billion and
$6.0 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the  corporate  bond  sector.  In 1972,  Federated  introduced  one of the first high-yield bond funds in the industry.  In 1983,  Federated was one of the first fund managers to participate  in the asset backed  securities  market,  a market totaling more than $209 billion.

Government Funds
In the government sector, as of December 31, 2002,  Federated managed 7 mortgage backed, 3 multi-sector  government funds, 4 government/agency  and 19 government money market mutual funds, with assets approximating $4.9 billion, $0.9 billion,
$2.9 billion and $56.2 billion,  respectively.  Federated  trades  approximately
$90.4 billion in U.S. government and mortgage backed securities daily and places
approximately  $35  billion  in  repurchase   agreements  each  day.   Federated
introduced  the first U.S.  government  fund to invest in U.S.  government  bond securities  in  1969.  Federated  has  been a  major  force  in the  short-  and
intermediate-term   government   markets  since  1982  and   currently   manages
approximately $50 billion in government funds within these maturity ranges.

Money Market Funds

In the money  market  sector,  Federated  gained  prominence  in the mutual fund industry in 1974 with the creation of the first institutional money market fund.
Simultaneously,  the company  pioneered the use of the amortized  cost method of accounting for valuing  shares of money market funds, a principal  means used by money  managers  today to value money  market  fund  shares.  Other  innovations include the first  institutional  tax-free money market fund. As of December 31,
2001,  Federated  managed $136.2 billion in assets across 52 money market funds, including 19  government,  10 prime,  22 municipal and 1  euro-denominated  with assets  approximating  $56.2 billion,  $59.4  billion,  $20.6 billion and $173.9 million, respectively.

The  Chief  Investment  Officers   responsible  for  oversight  of  the  various
investment  sectors  within  Federated  are:  Global Equity - Stephen F. Auth is
responsible   for  overseeing   the  management  of  Federated's   domestic  and
international  equity  products;  Global Fixed Income - William D. Dawson III is
responsible   for  overseeing   the  management  of  Federated's   domestic  and
international fixed income and high yield products.

Mutual Fund Market
Forty-nine  percent of American  households are pursuing their  financial  goals through mutual funds.  These investors,  as well as businesses and institutions, have  entrusted  over $6.8  trillion  to the more than  8,157  funds  available, according to the Investment Company Institute.

Federated Clients Overview
Federated  distributes  mutual funds through its  subsidiaries  for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated  meets  the  needs  of  approximately  3,035   institutional   clients
nationwide  by managing and servicing  separate  accounts and mutual funds for a
variety  of  purposes,   including  defined  benefit  and  defined  contribution
programs, cash management, and asset/liability management. Institutional clients
include     corporations,     pension     funds,     tax    exempt     entities,
foundations/endowments,   insurance  companies,  and  investment  and  financial
advisers.  The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing
Other   institutional   clients   include   more  than  1,600  banks  and  trust
organizations.  Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion,  Senior Vice  President,  Bank
Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated  funds are  available  to  consumers  through  major  brokerage  firms
nationwide--we   have   over   2,000   broker/dealer   and  bank   broker/dealer
relationships across the  country--supported  by more wholesalers than any other mutual fund  distributor.  Federated's  service to financial  professionals  and institutions has earned it high ratings in several surveys  performed by DALBAR,
Inc.  DALBAR  is  recognized  as the  industry  benchmark  for  service  quality measurement.  The  marketing  effort to these  firms is headed by James F. Getz,
President, Broker/Dealer Sales Division, Federated Securities Corp.

Addresses

Federated U.S. Government Securities Fund: 1-3 Years

Class Y Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years

 

 

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Annual Report for the 12 Months Ended February 28, 2003

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Investment Review

Federated U.S. Government Securities Fund: 1-3 Years (GOV 1-3) invests in short-term U.S. government securities which include U.S. Treasury and government agency obligations. The fund's average duration is managed within 20% of the duration of the Merrill Lynch 1-3 Year Treasury Index.1,2 Standard & Poor's has maintained the fund's "AAAf" credit rating.3

U.S. government bonds were top performers again during the fund's annual reporting period as economic growth was dampened by corporate scandals, equity market declines and the war on terrorism. Treasury yields moved higher early in the reporting period as the economy showed signs of recovery and the Federal Reserve Board (the "Fed") shifted from its easing bias in effect since December 2000 to a neutral bias in March 2002. The 2-year Treasury note yield rose from 3.06% at the end of February 2002 to 3.73% near the end of March 2002.

However, corporate accounting scandals and equity market declines fueled a flight to quality into the front end of the yield curve during the summer. Also, geopolitical uncertainty was on the rise due to the looming war with Iraq and escalating tensions with North Korea. These factors, combined with weaker economic data in the latter half of the reporting period, drove market speculation of a double-dip recession. Heightened geopolitical risks and weaker economic data prompted the Fed to lower the federal funds target rate to 1.25% in early November after leaving the rate unchanged at 1.75% all year. The Treasury yield curve steepened significantly as shorter-term yields declined more than longer-term yields and the 2-year Treasury note yield declined to 1.51% by the end of February 2003.

1 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

2 Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. They are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The Index is unmanaged. It is not possible to invest in an index.

3 The "AAAf" rating by Standard & Poor's means that the fund's portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults. Ratings do not remove market risks and are subject to change.

Although the majority of the fund remained in Treasury securities, almost a third of the fund was invested in government agency securities during much of the reporting period. The fund's agency position was reduced by approximately 10% late in the reporting period as a result of agency securities outperforming Treasury securities during the reporting period. The average duration of the fund ended the period below its neutral target at 1.3 years. The fund's Institutional Shares net total return for the year ended February 28, 2003 was 4.10% versus 5.46% for the Merrill Lynch 1-3 Year Treasury Index and 4.87% for the Lipper Short U.S. Government Fund category.4

4 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

INSTITUTIONAL SHARES

Growth of a $25,000 Investment

Average Annual Total Returns for the Period Ended 2/28/2003	  
1 Year	 	4.10%
5 Years	 	5.42%
10 Years	 	5.17%
Start of Performance (3/15/1984)	 	7.02%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated U.S. Government Securities Fund: 1-3 Years (Institutional Shares) (the "Fund") from February 28, 1993 to February 28, 2003, compared to the Merrill Lynch 1-3 Year Treasury Index (ML1-3T),2 the Merrill Lynch 1-Year Treasury Index (ML1T),2 the Merrill Lynch 2-Year Treasury Index (ML2T)2 and the Lipper Short U.S. Government Funds Average (LSUSGFA).3

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated April 30, 2003, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3T, ML1T, ML2T and the LSUSGFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The ML1-3T, ML1T and ML2T are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The LSUSGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective categories indicated. These figures do not reflect sales charges.

INSTITUTIONAL SERVICE SHARES

Growth of a $25,000 Investment

Average Annual Total Returns for the Period Ended 2/28/2003	  
1 Year	 	3.84%
5 Years	 	5.16%
10 Years	 	4.91%
Start of Performance (5/30/1992)	 	5.02%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated U.S. Government Securities Fund: 1-3 Years (Institutional Service Shares) (the "Fund") from February 28, 1993 to February 28, 2003, compared to the Merrill Lynch 1-3 Year Treasury Index (ML1-3T),2 Merrill Lynch 1-Year Treasury Index (ML1T),2 the Merrill Lynch 2-Year Treasury Index (ML2T)2 and the Lipper Short U.S. Government Funds Average (LSUSGFA).3

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated April 30, 2003, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3T, ML1T, ML2T and the LSUSGFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The ML1-3T, ML1T and ML2T are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The LSUSGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective categories indicated. These figures do not reflect sales charges.

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428M209
Cusip 31428M100

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8032806ARS (4/03)

 

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years

 

 

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Annual Report for the 12 Months Ended February 28, 2003

CLASS Y SHARES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Investment Review

Federated U.S. Government Securities Fund: 1-3 Years (GOV 1-3) invests in short-term U.S. government securities which include U.S. Treasury and government agency obligations. The fund's average duration is managed within 20% of the duration of the Merrill Lynch 1-3 Year Treasury Index.1,2 Standard & Poor's has maintained the fund's "AAAf" credit rating.3

U.S. government bonds were top performers again during the fund's annual reporting period as economic growth was dampened by corporate scandals, equity market declines and the war on terrorism. Treasury yields moved higher early in the reporting period as the economy showed signs of recovery and the Federal Reserve Board (the "Fed") shifted from its easing bias in effect since December 2000 to a neutral bias in March 2002. The 2-year Treasury note yield rose from 3.06% at the end of February 2002 to 3.73% near the end of March 2002.

However, corporate accounting scandals and equity market declines fueled a flight to quality into the front end of the yield curve during the summer. Also, geopolitical uncertainty was on the rise due to the looming war with Iraq and escalating tensions with North Korea. These factors, combined with weaker economic data in the latter half of the reporting period, drove market speculation of a double-dip recession. Heightened geopolitical risks and weaker economic data prompted the Fed to lower the federal funds target rate to 1.25% in early November 2002 after leaving the rate unchanged at 1.75% all year. The Treasury yield curve steepened significantly as shorter-term yields declined more than longer-term yields and the 2-year Treasury note yield declined to 1.51% by the end of February 2003.

Although the majority of the fund remained in Treasury securities, almost a third of the fund was invested in government agency securities during much of the reporting period. The fund's agency position was reduced by approximately 10% late in the reporting period as a result of agency securities outperforming Treasury securities during the reporting period. The average duration of the fund ended the period below its neutral target at 1.3 years. The fund's Class Y Shares net total return for the year ended February 28, 2003 was 4.35% versus 5.46% for the Merrill Lynch 1-3 Year Treasury Index and 4.87% for the Lipper Short U.S. Government Fund category.4

1 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

2 Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. They are produced by Merrill Lynch, Pierce, Fenner and Smith. The index is unmanaged. It is not possible to invest directly in an index.

3 The "AAAf" rating by Standard & Poor's means that the fund's portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults. Ratings do not remove market risks and are subject to change.

4 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. these figures do not reflect sales charges.

CLASS Y SHARES

Growth of a $25,000 Investment

Average Annual Total Returns for the Period Ended 2/28/2003	  
1 Year	 	4.35%
Start of Performance (8/1/2001)	 	4.87%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated U.S. Government Securities Fund: 1-3 Years (Class Y Shares) (the "Fund") from August 1, 2001 (start of performance) to February 28, 2003, compared to the Merrill Lynch 1-3 Year Treasury Index (ML1-3T),2 the Merrill Lynch 1-Year Treasury Index (ML1T),2 the Merrill Lynch 2-Year Treasury Index (ML2T)2 and the Lipper Short U.S. Government Funds Average (LSUSGFA).3

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated April 30, 2003, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3T, ML1T, ML2T and the LSUSGFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The ML1-3T, ML1T and ML2T are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The LSUSGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective categories indicated. These figures do not reflect sales charges.

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428M308

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

27298 (4/03)

 